Document and Entity Information	0 Months Ended
Jun. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun 30, 2012
Registrant Name	NORTHERN LIGHTS FUND TRUST
Central Index Key	0001314414
Amendment Flag	false
Document Creation Date	Jul 30, 2012
Document Effective Date	Aug 1, 2012
Prospectus Date	Aug 1, 2012

Altegris Macro Strategy Fund
Altegris Macro Strategy Fund
INVESTMENT OBJECTIVES:
The Fund seeks absolute returns.
FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 30  ~~of the Fund's Prospectus.~~

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Altegris Macro Strategy Fund	Altegris Macro Strategy Fund Class A	Altegris Macro Strategy Fund Class C	Altegris Macro Strategy Fund Class I	Altegris Macro Strategy Fund Class N	Altegris Macro Strategy Fund Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none	none	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	1.00%	1.00%	1.00%	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Altegris Macro Strategy Fund		Altegris Macro Strategy Fund Class A	Altegris Macro Strategy Fund Class C	Altegris Macro Strategy Fund Class I	Altegris Macro Strategy Fund Class N	Altegris Macro Strategy Fund Class Y
Management Fees		1.50%	1.50%	1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.25%	none
Other Expenses	[1][2]	3.00%	3.00%	3.00%	3.00%	3.00%
Total Annual Fund Operating Expenses		4.75%	5.50%	4.50%	4.75%	4.50%
Fee Waiver	[3]	(0.21%)	(0.21%)	(0.21%)	(0.21%)	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver		4.54%	5.29%	4.29%	4.54%	4.25%
[1]	Other Expenses included for Class Y shares are based on estimated amounts for the current fiscal year.
[2]	"Other Expenses" include both the expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary"), and also the expenses incurred by the commodity pools in which the Subsidiary invests (each an "Underlying Pool"), as reflected in the Fund's consolidated financial statements for the most recently completed fiscal year. Underlying Pools in which the Subsidiary invests may pay management fees and/or incentive fees to the Commodity Trading Advisors (CTAs) with whom they contract. 1.12% of the Other Expenses are attributable to management fees paid by these Underlying Pools. 1.21% of the Other Expenses are attributable to performance-based incentive fees paid by these Underlying Pools. As of June 30, 2012, the aggregate weighted average management fee and weighted average performance fee of the Underlying Pools in which the Subsidiary invested were 1.25% of nominal trading level and 21.25 % of trading profits, respectively. Positive performance of an Underlying Pool will have the effect of increasing Other Expenses to the extent that a CTA earns performance fees. An explanation of nominal trading level can be found in the "Additional Information about Underlying Pools that Trade Commodity Futures" section of this Prospectus.
[3]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2013, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies or Underlying Pools in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.95%, 2.70%, 1.70%,1.95% and 1.66% of average daily net assets attributable to Class A, Class C, Class I, Class N and Class Y shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser. A "Fee Waiver" table can be found in the "Management" section of this Prospectus.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Altegris Macro Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Altegris Macro Strategy Fund Class A	1,004	1,906	2,812	5,097
Altegris Macro Strategy Fund Class C	528	1,620	2,700	5,354
Altegris Macro Strategy Fund Class I	431	1,341	2,262	4,602
Altegris Macro Strategy Fund Class N	455	1,412	2,373	4,798
Altegris Macro Strategy Fund Class Y	427	1,338	2,258	4,600

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.   During the most recent fiscal year, the Fund's portfolio turnover rate was  ~~0% of the average value of its portfolio. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.~~

PRINCIPAL INVESTMENT STRATEGIES:

 The Fund seeks to achieve its investment objective by allocating its assets between Global Macro strategies and a Fixed Income strategy.

Global Macro strategies include investment styles such as (i) discretionary, fundamentals-based investing with a focus on macroeconomic analysis (ii) dedicated currency investing that pursues both fundamental and technical trading approaches (iii) other specialized approaches to specific or individual market sectors such as equities, interest rates, metals, agricultural and soft commodities (iv) systematic trading strategies which incorporate technical and fundamental macroeconomic variables.

Global Macro strategy investments are designed to achieve capital appreciation in the financial and commodities futures markets and other global financial markets by investing primarily in securities of limited partnerships, limited liability companies (including individual share classes therein) and other types of pooled investment vehicles, including commodity pools (collectively, "Underlying Pools"), as well as swap contracts, structured notes or other derivatives.  Such investments will be made without restriction as to issuer capitalization, country, or currency.   To the extent the Fund invests in Underlying Pools, each may invest according to a Global Macro strategy in one or a combination of: (a) futures, options, forwards or spot contracts, each of which may be tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices; (b) equity securities; (c) fixed income securities; (d) foreign exchange instruments; and/or (e) financial derivative contracts including swaps or structured notes.  Underlying Pools may use derivatives primarily as a substitute for the securities, commodities, indices and foreign currencies.  Swap contracts, structured notes or other derivatives may have payments linked to commodity or financial derivatives that are designed to produce returns similar to those of other Underlying Pools and their respective strategies. The Fund does not invest more than 25% of its assets in derivatives with any one counterparty.

The Fund's adviser seeks absolute returns, in part, by (i) diversifying the Global Macro strategy investments among strategies and asset classes that are not expected to have returns that are highly correlated to each other or the broad equity market and (ii) restricting Fixed Income strategy investments to short-term or medium-term interest income-generating securities that are not expected to have returns that are highly correlated to the broad equity market or the Global Macro strategy.  However, the Fund is not a market-neutral Fund.  Additionally, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The adviser expects that less than 100% of the Fund's total net assets will be invested in Global Macro strategies.  However, by investing in Underlying Pools, some of which may trade commodity futures using a form of leverage referred to as notional funding (meaning that the nominal trading level exceeds the cash deposited in a trading account), the Fund will attempt to maintain an exposure to Global Macro strategies as if between 100% and 125% of the Fund's net assets were invested in those strategies.

The Fund may access Global Macro strategies by purchasing the securities of Underlying Pools either directly, or indirectly through the Subsidiary, or by making other Global Macro strategy investments directly.  However, in order to provide the Fund with exposure to certain Global Macro strategies that trade non-financial commodity futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Fund may invest up to 25% of its total assets in Underlying Pools and other investments that pursue such strategies through a wholly-owned and controlled subsidiary (the "Subsidiary").  The Subsidiary will invest the majority of its assets in Underlying Pools, swap contracts and structured notes and other investments intended to serve as margin or collateral for swap positions.  However, the Fund may also make Global Macro strategy investments, including in Underlying Pools, swaps or structured notes or other derivatives, outside of the Subsidiary.  The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis with the Fund.

The Fixed Income strategy is designed to generate interest income and capital appreciation with the objective to diversify the returns under the Global Macro strategies.  The Fixed Income strategy will invest in a variety of investment grade fixed income securities.  The Fixed Income strategy portfolio will maintain an average maturity that ranges between short-term (less than 1 year) and intermediate-term (4-7 years).  The Fixed Income strategy will invest primarily in investment grade securities, which the Fund defines as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") or if unrated, determined to be of comparable quality.

The Fund's adviser delegates management of the Fund's Fixed Income strategy portfolio to a sub-adviser.

 The adviser, on behalf of itself and on behalf of the Fund and other funds it advises or may advise in the future that are each a series of Northern Lights Fund Trust, was granted an exemptive order from the SEC that permits, the adviser with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval.  Shareholders will be notified within 90 days of the engagement of an additional sub-adviser or sub-advisers to manage a portion of the Fund's portfolio.

Adviser's Investment Process

The adviser's investment process consists of five primary stages: (1) asset allocation; (2) sourcing; (3) evaluating investment vehicles; (4) portfolio construction; and (5) ongoing investment monitoring, risk management and reallocation.  A summary of the adviser's process is as follows:

Asset Allocation	Sourcing	Evaluating	Portfolio Construction	Monitoring Risk Management Reallocation
· Review top down economic variables as it relates to global macro and fixed income sub-strategies · Set asset allocation investment ranges relating to global macro and fixed income sub-strategies	· Source quality investment management talent within respective sub-strategies	· Qualify investment managers and investment vehicles, including Underlying Pools, swaps and structured notes · Rigorous due diligence process

·

Create portfolio of investment managers representing diversified investment sub-strategies

·

Assess portfolio variables including correlation among investment managers and vehicles, including Underlying Pools, fixed income portfolio and overall portfolio risk

·

Access selected managers via security selection among investment vehicles, including Underlying Pools, swaps or structured notes

·

Consult with sub-adviser concerning fixed income portfolio construction

·

Ongoing monitoring of sub-adviser and portfolio investment managers and vehicles, including Underlying Pools, swaps or structured notes

·

 Rebalance between sub-adviser and portfolio of investment managers and vehicles, and/or reallocate to new ones

Generally, the adviser's investment process narrows the universe of potential sub-strategies and managers through a rigorous screening and assessment process that includes the quantitative and qualitative information regarding prospective investment vehicles and the strategies and sub-strategies deployed.  The Fund's investment portfolio is rebalanced both within the Global Macro strategies and between the Global Macro and the Fixed Income strategy as a result of the adviser's monitoring policies.

Sub-Adviser's Investment Process

The sub- adviser aims to meet the Fund's investment needs by searching for areas of the government and corporate bond markets that it believes are undervalued.  The identification process includes an outlook on interest rates, credit risk, call risk and other security selection techniques.  The allocation to investment securities with particular characteristics; including sector, interest rate, quality or maturity; will often vary based on the sub-adviser's economic views which may include, but are not limited to, inflation, economic growth and Federal Reserve Board monetary policy.

The sub-adviser's analysis of specific sectors seeks to rank, in no particular order, the fixed income market by credit quality, issuer industry, security type, or other factors.  Once opportunities are identified, the sub-adviser will generally shift investments among sectors depending upon changes in relative valuations and credit spreads.  The sub-adviser seeks to reduce volatility, in part, by keeping the Fund's fixed income portfolio average maturity below a maximum of seven years, which can reduce sensitivity to capital losses caused by rising interest rates.  The sub-adviser purchases securities based on their yield or potential capital appreciation, or both.  It sells them in anticipation of market declines, credit downgrades, to purchase other securities that the sub-adviser believes may perform better, or to accommodate asset allocation decisions made by the adviser.

PRINCIPAL INVESTMENT RISKS:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program.  Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investments as well the Fund's indirect risks through investing in the Subsidiary, securities issued by Underlying Pools, swap contracts, structured notes or other investment instruments .

·

Commodity Risk:  Investing in the commodity futures markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity futures prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

·

Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund or an Underlying Pool, resulting in losses to the Fund.  In addition, the credit quality of securities may be lowered if an issuer's financial condition changes.

·

Derivatives Risk:  The Fund's use of swaps or structured notes directly, and the indirect use of derivative instruments through investments in Underlying Pools, involves risks different from, or possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk in the case of over the counter derivatives.  Option positions held by Underlying Pools may expire worthless exposing the Fund to potentially significant losses.

·

Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

·

Foreign Currency Risk:  Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

·

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers.  The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

Leverage Risk:   The Fund directly or indirectly via investments in the Subsidiary and Underlying Pools will use derivatives to increase long and short exposure creating leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.  With respect to investments in Underlying Pools, however, the Fund cannot lose more than its investment in an Underlying Pool because the Fund is not legally liable for an Underlying Pool's derivative or other obligations.  The Fund's use of swap contracts involves indirect leverage because swap contract payments are based upon notional value rather than the amount invested.

·

Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

·

Management Risk:  The adviser's and sub-adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the adviser's judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results.

·

Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

·

Regulatory Change Risk:   The Fund has filed with the National Futures Association (“NFA”), a notice claiming an exclusion from the definition of the term "commodity pool operator" under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund's operation. Recently the CFTC proposed and adopted changes to Section 4.5, and other regulations which are anticipated to be both effective and subject to mandatory compliance by the Fund on or about the end of 2012.  These changes will result in additional registration and disclosure obligations, may potentially limit or restrict the ability of the Fund to pursue its investment strategies in substantially the same manner as it currently does, and may increase future operating and investment costs of the Fund.

·

Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser's ability to accurately anticipate the future value of a security or instrument.  The Fund does not sell stocks short.  The Fund's losses are potentially unlimited in a short position transaction.

·

Structured Notes Risk:  Structured notes involve leverage risk, tracking risk and issuer default risk.

·

Taxation Risk:   By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.   However because the Subsidiary is a controlled foreign corporation, any income received by from its investments, including securities of Underlying Pools, will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

·

Underlying Pools Risk:  Underlying Pools are subject to investment advisory and other expenses, which will be indirectly paid by the Fund as an investor in Underlying Pools.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Pool and may be higher than other mutual funds that invest directly in stocks and bonds.  The Underlying Pools will pay management fees, brokerage commissions, and operating expenses as well as performance based fees to one or more commodity trading advisors or investment advisers, as applicable engaged to trade Global Macro strategies on behalf of the Underlying Pools ( each a “Global Macro manager”).  Those performance based fees will be paid by Underlying Pools to each Global Macro manager without regard to the performance of other Global Macro managers (notwithstanding that a single Global Macro manager may be employed by two or more Underlying Pools) and without regard to the Underlying Pools’ or the Fund’s overall profitability.  Underlying Pools are subject to specific risks, depending on the nature of the fund.  There is no guarantee that any of the trading strategies used by Global Macro managers retained by Underlying Pools will be profitable or avoid losses.

·

Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Who Should Invest in the Fund? The Fund is intended to provide prospective investors with an opportunity to gain access to the global macro asset class.
PERFORMANCE:

 ~~While the Fund has been in existence for more than one year, it has not been operational for a full calendar year.  Therefore, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.altegrismutualfunds.com or by calling 1-877-772-5838.~~

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Altegris Macro Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks absolute returns.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 30  ~~of the Fund's Prospectus.~~

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.   During the most recent fiscal year, the Fund's portfolio turnover rate was  ~~0% of the average value of its portfolio. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	"Other Expenses" include both the expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary"), and also the expenses incurred by the commodity pools in which the Subsidiary invests (each an "Underlying Pool"), as reflected in the Fund's consolidated financial statements for the most recently completed fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund seeks to achieve its investment objective by allocating its assets between Global Macro strategies and a Fixed Income strategy.

Global Macro strategies include investment styles such as (i) discretionary, fundamentals-based investing with a focus on macroeconomic analysis (ii) dedicated currency investing that pursues both fundamental and technical trading approaches (iii) other specialized approaches to specific or individual market sectors such as equities, interest rates, metals, agricultural and soft commodities (iv) systematic trading strategies which incorporate technical and fundamental macroeconomic variables.

Global Macro strategy investments are designed to achieve capital appreciation in the financial and commodities futures markets and other global financial markets by investing primarily in securities of limited partnerships, limited liability companies (including individual share classes therein) and other types of pooled investment vehicles, including commodity pools (collectively, "Underlying Pools"), as well as swap contracts, structured notes or other derivatives.  Such investments will be made without restriction as to issuer capitalization, country, or currency.   To the extent the Fund invests in Underlying Pools, each may invest according to a Global Macro strategy in one or a combination of: (a) futures, options, forwards or spot contracts, each of which may be tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices; (b) equity securities; (c) fixed income securities; (d) foreign exchange instruments; and/or (e) financial derivative contracts including swaps or structured notes.  Underlying Pools may use derivatives primarily as a substitute for the securities, commodities, indices and foreign currencies.  Swap contracts, structured notes or other derivatives may have payments linked to commodity or financial derivatives that are designed to produce returns similar to those of other Underlying Pools and their respective strategies. The Fund does not invest more than 25% of its assets in derivatives with any one counterparty.

The Fund's adviser seeks absolute returns, in part, by (i) diversifying the Global Macro strategy investments among strategies and asset classes that are not expected to have returns that are highly correlated to each other or the broad equity market and (ii) restricting Fixed Income strategy investments to short-term or medium-term interest income-generating securities that are not expected to have returns that are highly correlated to the broad equity market or the Global Macro strategy.  However, the Fund is not a market-neutral Fund.  Additionally, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The adviser expects that less than 100% of the Fund's total net assets will be invested in Global Macro strategies.  However, by investing in Underlying Pools, some of which may trade commodity futures using a form of leverage referred to as notional funding (meaning that the nominal trading level exceeds the cash deposited in a trading account), the Fund will attempt to maintain an exposure to Global Macro strategies as if between 100% and 125% of the Fund's net assets were invested in those strategies.

The Fund may access Global Macro strategies by purchasing the securities of Underlying Pools either directly, or indirectly through the Subsidiary, or by making other Global Macro strategy investments directly.  However, in order to provide the Fund with exposure to certain Global Macro strategies that trade non-financial commodity futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Fund may invest up to 25% of its total assets in Underlying Pools and other investments that pursue such strategies through a wholly-owned and controlled subsidiary (the "Subsidiary").  The Subsidiary will invest the majority of its assets in Underlying Pools, swap contracts and structured notes and other investments intended to serve as margin or collateral for swap positions.  However, the Fund may also make Global Macro strategy investments, including in Underlying Pools, swaps or structured notes or other derivatives, outside of the Subsidiary.  The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis with the Fund.

The Fixed Income strategy is designed to generate interest income and capital appreciation with the objective to diversify the returns under the Global Macro strategies.  The Fixed Income strategy will invest in a variety of investment grade fixed income securities.  The Fixed Income strategy portfolio will maintain an average maturity that ranges between short-term (less than 1 year) and intermediate-term (4-7 years).  The Fixed Income strategy will invest primarily in investment grade securities, which the Fund defines as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") or if unrated, determined to be of comparable quality.

The Fund's adviser delegates management of the Fund's Fixed Income strategy portfolio to a sub-adviser.

 The adviser, on behalf of itself and on behalf of the Fund and other funds it advises or may advise in the future that are each a series of Northern Lights Fund Trust, was granted an exemptive order from the SEC that permits, the adviser with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval.  Shareholders will be notified within 90 days of the engagement of an additional sub-adviser or sub-advisers to manage a portion of the Fund's portfolio.

Adviser's Investment Process

The adviser's investment process consists of five primary stages: (1) asset allocation; (2) sourcing; (3) evaluating investment vehicles; (4) portfolio construction; and (5) ongoing investment monitoring, risk management and reallocation.  A summary of the adviser's process is as follows:

Asset Allocation	Sourcing	Evaluating	Portfolio Construction	Monitoring Risk Management Reallocation
· Review top down economic variables as it relates to global macro and fixed income sub-strategies · Set asset allocation investment ranges relating to global macro and fixed income sub-strategies	· Source quality investment management talent within respective sub-strategies	· Qualify investment managers and investment vehicles, including Underlying Pools, swaps and structured notes · Rigorous due diligence process

·

Create portfolio of investment managers representing diversified investment sub-strategies

·

Assess portfolio variables including correlation among investment managers and vehicles, including Underlying Pools, fixed income portfolio and overall portfolio risk

·

Access selected managers via security selection among investment vehicles, including Underlying Pools, swaps or structured notes

·

Consult with sub-adviser concerning fixed income portfolio construction

·

Ongoing monitoring of sub-adviser and portfolio investment managers and vehicles, including Underlying Pools, swaps or structured notes

·

 Rebalance between sub-adviser and portfolio of investment managers and vehicles, and/or reallocate to new ones

Generally, the adviser's investment process narrows the universe of potential sub-strategies and managers through a rigorous screening and assessment process that includes the quantitative and qualitative information regarding prospective investment vehicles and the strategies and sub-strategies deployed.  The Fund's investment portfolio is rebalanced both within the Global Macro strategies and between the Global Macro and the Fixed Income strategy as a result of the adviser's monitoring policies.

Sub-Adviser's Investment Process

The sub- adviser aims to meet the Fund's investment needs by searching for areas of the government and corporate bond markets that it believes are undervalued.  The identification process includes an outlook on interest rates, credit risk, call risk and other security selection techniques.  The allocation to investment securities with particular characteristics; including sector, interest rate, quality or maturity; will often vary based on the sub-adviser's economic views which may include, but are not limited to, inflation, economic growth and Federal Reserve Board monetary policy.

The sub-adviser's analysis of specific sectors seeks to rank, in no particular order, the fixed income market by credit quality, issuer industry, security type, or other factors.  Once opportunities are identified, the sub-adviser will generally shift investments among sectors depending upon changes in relative valuations and credit spreads.  The sub-adviser seeks to reduce volatility, in part, by keeping the Fund's fixed income portfolio average maturity below a maximum of seven years, which can reduce sensitivity to capital losses caused by rising interest rates.  The sub-adviser purchases securities based on their yield or potential capital appreciation, or both.  It sells them in anticipation of market declines, credit downgrades, to purchase other securities that the sub-adviser believes may perform better, or to accommodate asset allocation decisions made by the adviser.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program.  Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investments as well the Fund's indirect risks through investing in the Subsidiary, securities issued by Underlying Pools, swap contracts, structured notes or other investment instruments .

·

Commodity Risk:  Investing in the commodity futures markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity futures prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

·

Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund or an Underlying Pool, resulting in losses to the Fund.  In addition, the credit quality of securities may be lowered if an issuer's financial condition changes.

·

Derivatives Risk:  The Fund's use of swaps or structured notes directly, and the indirect use of derivative instruments through investments in Underlying Pools, involves risks different from, or possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk in the case of over the counter derivatives.  Option positions held by Underlying Pools may expire worthless exposing the Fund to potentially significant losses.

·

Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

·

Foreign Currency Risk:  Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

·

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers.  The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

Leverage Risk:   The Fund directly or indirectly via investments in the Subsidiary and Underlying Pools will use derivatives to increase long and short exposure creating leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.  With respect to investments in Underlying Pools, however, the Fund cannot lose more than its investment in an Underlying Pool because the Fund is not legally liable for an Underlying Pool's derivative or other obligations.  The Fund's use of swap contracts involves indirect leverage because swap contract payments are based upon notional value rather than the amount invested.

·

Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

·

Management Risk:  The adviser's and sub-adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the adviser's judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results.

·

Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

·

Regulatory Change Risk:   The Fund has filed with the National Futures Association (“NFA”), a notice claiming an exclusion from the definition of the term "commodity pool operator" under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund's operation. Recently the CFTC proposed and adopted changes to Section 4.5, and other regulations which are anticipated to be both effective and subject to mandatory compliance by the Fund on or about the end of 2012.  These changes will result in additional registration and disclosure obligations, may potentially limit or restrict the ability of the Fund to pursue its investment strategies in substantially the same manner as it currently does, and may increase future operating and investment costs of the Fund.

·

Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser's ability to accurately anticipate the future value of a security or instrument.  The Fund does not sell stocks short.  The Fund's losses are potentially unlimited in a short position transaction.

·

Structured Notes Risk:  Structured notes involve leverage risk, tracking risk and issuer default risk.

·

Taxation Risk:   By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.   However because the Subsidiary is a controlled foreign corporation, any income received by from its investments, including securities of Underlying Pools, will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

·

Underlying Pools Risk:  Underlying Pools are subject to investment advisory and other expenses, which will be indirectly paid by the Fund as an investor in Underlying Pools.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Pool and may be higher than other mutual funds that invest directly in stocks and bonds.  The Underlying Pools will pay management fees, brokerage commissions, and operating expenses as well as performance based fees to one or more commodity trading advisors or investment advisers, as applicable engaged to trade Global Macro strategies on behalf of the Underlying Pools ( each a “Global Macro manager”).  Those performance based fees will be paid by Underlying Pools to each Global Macro manager without regard to the performance of other Global Macro managers (notwithstanding that a single Global Macro manager may be employed by two or more Underlying Pools) and without regard to the Underlying Pools’ or the Fund’s overall profitability.  Underlying Pools are subject to specific risks, depending on the nature of the fund.  There is no guarantee that any of the trading strategies used by Global Macro managers retained by Underlying Pools will be profitable or avoid losses.

·

Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Who Should Invest in the Fund? The Fund is intended to provide prospective investors with an opportunity to gain access to the global macro asset class.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 ~~While the Fund has been in existence for more than one year, it has not been operational for a full calendar year.  Therefore, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.altegrismutualfunds.com or by calling 1-877-772-5838.~~

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	While the Fund has been in existence for more than one year, it has not been operational for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-772-5838
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.altegrismutualfunds.com
Altegris Macro Strategy Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.00%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.75%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	4.54%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,004
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,906
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,812
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,097
Altegris Macro Strategy Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.00%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.50%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	5.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	528
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,620
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,700
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,354
Altegris Macro Strategy Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.00%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.50%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	4.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	431
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,341
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,262
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,602
Altegris Macro Strategy Fund Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.00%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.75%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	4.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	455
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,412
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,373
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,798
Altegris Macro Strategy Fund Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.00%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.50%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	4.25%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses included for Class Y shares are based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	427
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,338
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,258
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,600

[1]	Other Expenses included for Class Y shares are based on estimated amounts for the current fiscal year.
[2]	"Other Expenses" include both the expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary"), and also the expenses incurred by the commodity pools in which the Subsidiary invests (each an "Underlying Pool"), as reflected in the Fund's consolidated financial statements for the most recently completed fiscal year. Underlying Pools in which the Subsidiary invests may pay management fees and/or incentive fees to the Commodity Trading Advisors (CTAs) with whom they contract. 1.12% of the Other Expenses are attributable to management fees paid by these Underlying Pools. 1.21% of the Other Expenses are attributable to performance-based incentive fees paid by these Underlying Pools. As of June 30, 2012, the aggregate weighted average management fee and weighted average performance fee of the Underlying Pools in which the Subsidiary invested were 1.25% of nominal trading level and 21.25 % of trading profits, respectively. Positive performance of an Underlying Pool will have the effect of increasing Other Expenses to the extent that a CTA earns performance fees. An explanation of nominal trading level can be found in the "Additional Information about Underlying Pools that Trade Commodity Futures" section of this Prospectus.
[3]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2013, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies or Underlying Pools in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.95%, 2.70%, 1.70%,1.95% and 1.66% of average daily net assets attributable to Class A, Class C, Class I, Class N and Class Y shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser. A "Fee Waiver" table can be found in the "Management" section of this Prospectus.

Diversified Risk Parity Fund
Diversified Risk Parity Fund
Investment Objective:
The Fund seeks capital appreciation with lower volatility than broad equity markets.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 17 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Diversified Risk Parity Fund	Diversified Risk Parity Fund Class A Shares	Diversified Risk Parity Fund Class C Shares	Diversified Risk Parity Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Diversified Risk Parity Fund		Diversified Risk Parity Fund Class A Shares	Diversified Risk Parity Fund Class C Shares	Diversified Risk Parity Fund Class I Shares
Management Fees		1.60%	1.60%	1.60%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.88%	1.81%	1.81%
Acquired Fund Fees and Expenses	[1]	0.12%	0.12%	0.12%
Total Annual Fund Operating Expenses		2.85%	4.53%	3.53%
Fee Waiver and Reimbursement	[2]	(0.53%)	(1.46%)	(1.46%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		2.32%	3.07%	2.07%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least July 31, 2013, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.20%, 2.95% and 1.95% of the daily average net assets attributable to each of the Class A, Class C and Class I shares, respectively. Waivers and expense payments may be recouped by the advisor from the Fund, to the extent that overall expenses fall below the foregoing expense limits, within three years of when the amounts were waived or recouped. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the advisor.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Diversified Risk Parity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Diversified Risk Parity Fund Class A Shares	797	1,360	1,948	3,533
Diversified Risk Parity Fund Class C Shares	310	1,238	2,174	4,555
Diversified Risk Parity Fund Class I Shares	210	947	1,707	3,705

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 600% of the average value of its portfolio.

Principal Investment Strategies:

The Fund's advisor seeks to achieve the Fund's investment objective by investing, long or short, across a broad array of

▪

traditional asset classes,

▪

alternative asset classes and

▪

derivatives

selected using the advisor's proprietary "Diversified Risk Parity" strategy.

Traditional asset classes include: (1) common and preferred stocks of US and foreign issuers of any capitalization or currency; (2) fixed income securities of US and foreign issuers of any maturity, currency or credit quality including high yield or junk bonds; and (3) exchange traded-notes ("ETNs"), exchange-traded funds ("ETFs"), open-end investment companies (mutual funds) and closed-end funds that primarily invest in stocks and fixed income securities ("Traditional Underlying Funds").  Traditional Underlying Funds are purchased without restriction as to issuer capitalization, country, credit quality (including securities rated below BBB- by Standard and Poor's Ratings Group or equivalently by another rating agency, which are commonly known as "junk bonds") or currency.

Alternative asset classes include: (1) limited partnerships, (2) limited liability companies, (3) master limited partnerships ("MLPs"), and (4) ETNs, ETFs, mutual funds and closed-end funds (collectively "Alternative Underlying Funds") that each primarily invest in (i) commodities, (ii) currencies, (iii) real estate, (iv) financial indices, or (iv) MLPs that employ specialized strategies such as merger arbitrage, fixed income arbitrage, market neutral or global macro trend-following.  Alternative Underlying Funds are purchased without restriction as to issuer capitalization, country, credit quality or currency.

Derivatives used by the Fund include: exchange-traded or over-the-counter (1) options, (2) futures contracts, (3) forward contracts and (4) swaps on (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices.  The Fund uses options, forwards and futures as substitutes for securities, to generate capital gains and/or to hedge portfolio risk.  The Fund uses swaps to generate returns substantially similar to the price changes in commodities, financial indices, instruments, foreign currencies or equity indices to which they are linked. The Fund does not invest more than 25% of its assets in swap contracts with any one counterparty.

Diversified Risk Parity Strategy

The Fund seeks to achieve superior risk adjusted returns by employing investment strategies designed to produce returns that are similar to those found within a global hedge fund strategy.  In part, the Diversified Risk Parity Strategy ("DRP" or the "Strategy") seeks to produce returns that are similar to those of the HFRI Fund of Hedge Funds Index ("Index").  Maintained by the Hedge Fund Research Group, the Index is designed to be generally representative of U.S. dollar denominated hedge fund of funds with assets of at least $50 million.  However, the Fund is not an index fund.

Within that framework DRP seeks risk factor neutrality within three major risk factors.  These are: economic growth, inflation and volatility of returns.  In an effort to move the Fund towards neutrality, the advisor feels it is important to shift the risk exposure of DRP away from areas where general hedge fund allocations create large exposures to certain economic factors.  This risk can then be re-allocated into those environments where the Fund lacks material exposure.  The advisor believes that an investment in the Fund can make a material improvement in the overall return characteristics of an investment portfolio while also providing daily liquidity to the investor.  By constructing a diversified portfolio of investments in sectors that are not highly correlated to each other or the equity market in general, the advisor believes the Fund can achieve capital appreciation with lower volatility than broad equity markets.

The advisor actively manages investments for the Fund using risk management strategies which employ both fundamental and technical analysis.  The advisor buys investments that it believes are undervalued and sells them when it believes they have reached their target price or more attractive investments are available.  The advisor takes short positions that it believes are overvalued and covers (buys back) these positions when it believes they have reached their target price.  The advisor also buys and sells securities to maintain allocations as dictated by the Strategy and to manage risk.  The advisor may engage in frequent buying and selling of portfolio securities and derivatives to achieve the Fund's investment objectives.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investment in securities and derivatives as well as the Fund's indirect risks through investing in Underlying Funds.

·

Alternative Underlying Funds Risk.  These funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in Alternative Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds.  Each Alternative Underlying Fund is subject to specific risks, depending on its investments, which may include leverage risk, default risk and derivative risk.

·

Commodity Risk.  Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

·

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.  These risks are more pronounce for securities with lower credit quality such as junk bonds.

·

Derivatives Risk.  The Fund's use of derivative instruments, including swaps or structured notes, involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk.  Purchased options may expire worthless and written options expose the fund to potentially significant liability.

·

Emerging Market Risk.  In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

·

Fixed Income Risk.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

·

Foreign Currency Risk.  Foreign securities denominated in non-US dollar currencies will subject the Fund to currency trading risks that include market risk and country risk.  Market risk results from adverse changes in exchange rates.  Country risk arises because a government may interfere with transactions in its currency.

·

Foreign Investment Risk.  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, political instability and differing auditing and legal standards.

·

Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

·

Limited History of Operations.  The Fund has a limited history of operation.  In addition, the advisor has not previously managed a mutual fund.

·

Management Risk. The advisor's reliance on its Strategy and its judgments about the potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect.

·

Market Risk.  Overall financial market risk may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Real Estate Risk.  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  A real estate investment trust's ("REIT") performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

·

Short Position Risk.  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.  The Fund's losses are potentially unlimited in a short position transaction.

·

Small and Medium Capitalization Stock Risk. Stocks of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

·

Traditional Underlying Funds Risk.  These funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in Traditional Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds.  Each Traditional Underlying Fund is subject to specific risks, depending on its investments.

·

Turnover Risk.  A higher portfolio turnover will result in higher transactional and brokerage costs.

Who Should Invest in the Fund? The advisor believes the Fund is appropriate for any investor who seeks more diversification than is available from a traditional long-only stock/bond allocation fund.
Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.RPgmutualfunds.com  ~~or by calling 1-(855)-DRP-5155.~~

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diversified Risk Parity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation with lower volatility than broad equity markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 17 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 600% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	600.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's advisor seeks to achieve the Fund's investment objective by investing, long or short, across a broad array of

▪

traditional asset classes,

▪

alternative asset classes and

▪

derivatives

selected using the advisor's proprietary "Diversified Risk Parity" strategy.

Traditional asset classes include: (1) common and preferred stocks of US and foreign issuers of any capitalization or currency; (2) fixed income securities of US and foreign issuers of any maturity, currency or credit quality including high yield or junk bonds; and (3) exchange traded-notes ("ETNs"), exchange-traded funds ("ETFs"), open-end investment companies (mutual funds) and closed-end funds that primarily invest in stocks and fixed income securities ("Traditional Underlying Funds").  Traditional Underlying Funds are purchased without restriction as to issuer capitalization, country, credit quality (including securities rated below BBB- by Standard and Poor's Ratings Group or equivalently by another rating agency, which are commonly known as "junk bonds") or currency.

Alternative asset classes include: (1) limited partnerships, (2) limited liability companies, (3) master limited partnerships ("MLPs"), and (4) ETNs, ETFs, mutual funds and closed-end funds (collectively "Alternative Underlying Funds") that each primarily invest in (i) commodities, (ii) currencies, (iii) real estate, (iv) financial indices, or (iv) MLPs that employ specialized strategies such as merger arbitrage, fixed income arbitrage, market neutral or global macro trend-following.  Alternative Underlying Funds are purchased without restriction as to issuer capitalization, country, credit quality or currency.

Derivatives used by the Fund include: exchange-traded or over-the-counter (1) options, (2) futures contracts, (3) forward contracts and (4) swaps on (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices.  The Fund uses options, forwards and futures as substitutes for securities, to generate capital gains and/or to hedge portfolio risk.  The Fund uses swaps to generate returns substantially similar to the price changes in commodities, financial indices, instruments, foreign currencies or equity indices to which they are linked. The Fund does not invest more than 25% of its assets in swap contracts with any one counterparty.

Diversified Risk Parity Strategy

The Fund seeks to achieve superior risk adjusted returns by employing investment strategies designed to produce returns that are similar to those found within a global hedge fund strategy.  In part, the Diversified Risk Parity Strategy ("DRP" or the "Strategy") seeks to produce returns that are similar to those of the HFRI Fund of Hedge Funds Index ("Index").  Maintained by the Hedge Fund Research Group, the Index is designed to be generally representative of U.S. dollar denominated hedge fund of funds with assets of at least $50 million.  However, the Fund is not an index fund.

Within that framework DRP seeks risk factor neutrality within three major risk factors.  These are: economic growth, inflation and volatility of returns.  In an effort to move the Fund towards neutrality, the advisor feels it is important to shift the risk exposure of DRP away from areas where general hedge fund allocations create large exposures to certain economic factors.  This risk can then be re-allocated into those environments where the Fund lacks material exposure.  The advisor believes that an investment in the Fund can make a material improvement in the overall return characteristics of an investment portfolio while also providing daily liquidity to the investor.  By constructing a diversified portfolio of investments in sectors that are not highly correlated to each other or the equity market in general, the advisor believes the Fund can achieve capital appreciation with lower volatility than broad equity markets.

The advisor actively manages investments for the Fund using risk management strategies which employ both fundamental and technical analysis.  The advisor buys investments that it believes are undervalued and sells them when it believes they have reached their target price or more attractive investments are available.  The advisor takes short positions that it believes are overvalued and covers (buys back) these positions when it believes they have reached their target price.  The advisor also buys and sells securities to maintain allocations as dictated by the Strategy and to manage risk.  The advisor may engage in frequent buying and selling of portfolio securities and derivatives to achieve the Fund's investment objectives.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investment in securities and derivatives as well as the Fund's indirect risks through investing in Underlying Funds.

·

Alternative Underlying Funds Risk.  These funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in Alternative Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds.  Each Alternative Underlying Fund is subject to specific risks, depending on its investments, which may include leverage risk, default risk and derivative risk.

·

Commodity Risk.  Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

·

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.  These risks are more pronounce for securities with lower credit quality such as junk bonds.

·

Derivatives Risk.  The Fund's use of derivative instruments, including swaps or structured notes, involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk.  Purchased options may expire worthless and written options expose the fund to potentially significant liability.

·

Emerging Market Risk.  In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

·

Fixed Income Risk.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

·

Foreign Currency Risk.  Foreign securities denominated in non-US dollar currencies will subject the Fund to currency trading risks that include market risk and country risk.  Market risk results from adverse changes in exchange rates.  Country risk arises because a government may interfere with transactions in its currency.

·

Foreign Investment Risk.  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, political instability and differing auditing and legal standards.

·

Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

·

Limited History of Operations.  The Fund has a limited history of operation.  In addition, the advisor has not previously managed a mutual fund.

·

Management Risk. The advisor's reliance on its Strategy and its judgments about the potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect.

·

Market Risk.  Overall financial market risk may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Real Estate Risk.  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  A real estate investment trust's ("REIT") performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

·

Short Position Risk.  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.  The Fund's losses are potentially unlimited in a short position transaction.

·

Small and Medium Capitalization Stock Risk. Stocks of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

·

Traditional Underlying Funds Risk.  These funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in Traditional Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds.  Each Traditional Underlying Fund is subject to specific risks, depending on its investments.

·

Turnover Risk.  A higher portfolio turnover will result in higher transactional and brokerage costs.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Who Should Invest in the Fund? The advisor believes the Fund is appropriate for any investor who seeks more diversification than is available from a traditional long-only stock/bond allocation fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.RPgmutualfunds.com  ~~or by calling 1-(855)-DRP-5155.~~

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-(855)-DRP-5155
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.RPgmutualfunds.com
Diversified Risk Parity Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.88%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.85%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.32%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	797
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,360
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,948
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,533
Diversified Risk Parity Fund Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.81%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.53%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.46%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	310
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,238
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,174
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,555
Diversified Risk Parity Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.81%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.53%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.46%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	210
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	947
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,707
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,705

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least July 31, 2013, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.20%, 2.95% and 1.95% of the daily average net assets attributable to each of the Class A, Class C and Class I shares, respectively. Waivers and expense payments may be recouped by the advisor from the Fund, to the extent that overall expenses fall below the foregoing expense limits, within three years of when the amounts were waived or recouped. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the advisor.

GPS Multiple Strategy Fund
GPS Multiple Strategy Fund
Investment Objective:
The Fund seeks capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 15  of  ~~the Fund's Prospectus.~~

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees GPS Multiple Strategy Fund	GPS Multiple Strategy Fund Class A Shares	GPS Multiple Strategy Fund Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses GPS Multiple Strategy Fund		GPS Multiple Strategy Fund Class A Shares	GPS Multiple Strategy Fund Investor Class Shares
Management Fees		2.00%	2.00%
Distribution and Service (12b-1) Fees		0.25%	0.25%
Other Expenses		1.64%	1.64%
Interest Expense		0.28%
Other Non-Interest Expense		1.36%
Acquired Fund Fees and Expenses	[1]	0.25%	0.25%
Total Annual Fund Operating Expenses		4.14%	4.14%
Fee Waiver and/or Reimbursement	[2]	(0.61%)	(0.61%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		3.53%	3.53%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses, until July 31, 2013 so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 3.00% for Class A shares and 3.00% for Investor Class shares. Waivers and expense payments may be recouped by the adviser from the Fund, to the extent that overall expenses fall below specified limits, within three years of when the amounts were waived or recouped. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example GPS Multiple Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
GPS Multiple Strategy Fund Class A Shares	910	1,709	2,521	4,614
GPS Multiple Strategy Fund Investor Class Shares	356	1,203	2,065	4,286

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover was 189% of the average value of its portfolio.

Principal Investment Strategies:

The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in a combination of:

·

equity securities,

·

fixed income securities,

·

options on equity and fixed income securities and

·

cash equivalents

Under normal market conditions, the Fund invests at about 50% of its assets (defined as net assets plus any borrowing for investment purposes), long or short, in equity securities.  The Fund defines equity securities as common and preferred stock of US and foreign issuers (including those from emerging markets) as well as exchange-traded funds ("ETFs") and mutual funds that invest primarily in common and preferred stock.  The Fund may invest in foreign equities directly and in the form of American depositary receipts ("ADRs").  The Fund restricts its equity securities to those of issuers with market capitalizations over $100 million.  The Fund also invests in fixed income securities including debt obligations of the US government, its agencies and instrumentalities, US municipalities, domestic and foreign corporate issuers, foreign governments and ETFs and mutual funds that invest primarily in the preceding.  The Fund invests in fixed income securities without restriction as to credit quality (including securities referred to as "junk bonds"), maturity or currency.  The Fund will also buy and write options on equities and fixed income securities to generate capital appreciation or to hedge market risk.  The Fund may also employ leverage including bank borrowing of up to 33% of the Fund's assets (defined as net assets plus borrowing for investment purposes).

The adviser seeks to achieve the Fund's investment objective by employing multiple strategies: economic analysis, technical analysis, sector rotation, and company-specific fundamental research and risk management.

·

Economic analysis assesses the expected effect of factors such as GDP growth, unemployment, interest rates and inflation upon security prices.

·

Technical analysis reviews security price patterns, such as 20-day and 50-day moving average price trends, to discern patterns, if any, that are likely to continue.

·

Sector rotation seeks to align the Fund's portfolio weighting toward economic sectors with the strongest relative price momentum and favorable fundamental outlook and avoid weakest economic sectors.

·

Company-specific fundamental research uses measures such as earnings growth, exceeding Wall Street earnings forecasts consistently, market leadership, average analyst rating and credit quality to select equity and fixed income securities that the adviser believes have above average return potential.

·

Risk management seeks to avoid large portfolio losses through ongoing diversification, hedging through put options and/or increasing allocation to cash equivalents when the adviser believes market conditions are unfavorable.

The adviser buys equity securities that it believes will generate positive capital appreciation and sells them when a price target is achieved, fundamentals have deteriorated, to take advantage of other investment opportunities, to achieve asset allocation targets, or fulfill redemption requests.  The adviser sells short equities to generate capital appreciation and buys back (covers) these securities if their price target is achieved.  The adviser buys fixed income securities to generate income and capital appreciation and sells them for the same reasons it sells equity securities.  The adviser writes options to generate capital appreciation and buys them back (covers) when a price target is achieved.  Call options are purchased as substitutes for underlying securities and put options are purchased to hedge market risk.  These positions are sold when a price target is achieved or when the adviser believes hedging is no long necessary.  The advisor may engage in frequent buying and selling of portfolio securities and derivatives to achieve the Fund's investment objectives.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear through investments in specific securities and indirectly through mutual funds and ETFs.

·

Credit Risk:  Issuers may not make interest or principal payments on securities, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.  These risks are more pronounced for securities with lower credit quality (known as junk bonds), such as those rated below BBB- by Standard & Poor's Ratings Group or another credit rating agency.

·

Emerging Market Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

·

ETF and Mutual Fund Risk:  ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and also may be higher than other mutual funds that invest directly in securities.  Inverse ETFs are more speculative and limit the Fund's participation in overall market-wide gains.  ETFs and mutual funds are subject to specific risks, depending on the nature of the fund.

·

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

·

Leveraging Risk. The use of leverage, such as borrowing money to purchase securities, will cause the Fund to incur additional expenses and magnify the Fund's gains or losses.

·

Limited History of Operations.  The Fund has a limited history of operation.  In addition, the adviser has not previously managed a mutual fund.

·

Management Risk. The adviser's reliance on multiple strategy approach and its judgments about the potential appreciation of a particular security or instrument in which the Fund invests may prove to be incorrect.

·

Market Risk.  Overall equity and fixed income market risk may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Option Risk.  Long call and put option positions may expire worthless and short put and call option positions expose the Fund to large potential losses.

·

Short Position Risk.  The Fund will incur a loss as a result of a short position if the price of the short position equity increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.  The Fund's losses are potentially unlimited in a short position transaction.

·

Small and Medium Capitalization Company Risk. Equity securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

·

Turnover Risk.  A higher portfolio turnover will result in higher transactional and brokerage costs.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.gpsfunds.com or by calling 1-855-GPS-FUND.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GPS Multiple Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 15  of  ~~the Fund's Prospectus.~~

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover was 189% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	189.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in a combination of:

·

equity securities,

·

fixed income securities,

·

options on equity and fixed income securities and

·

cash equivalents

Under normal market conditions, the Fund invests at about 50% of its assets (defined as net assets plus any borrowing for investment purposes), long or short, in equity securities.  The Fund defines equity securities as common and preferred stock of US and foreign issuers (including those from emerging markets) as well as exchange-traded funds ("ETFs") and mutual funds that invest primarily in common and preferred stock.  The Fund may invest in foreign equities directly and in the form of American depositary receipts ("ADRs").  The Fund restricts its equity securities to those of issuers with market capitalizations over $100 million.  The Fund also invests in fixed income securities including debt obligations of the US government, its agencies and instrumentalities, US municipalities, domestic and foreign corporate issuers, foreign governments and ETFs and mutual funds that invest primarily in the preceding.  The Fund invests in fixed income securities without restriction as to credit quality (including securities referred to as "junk bonds"), maturity or currency.  The Fund will also buy and write options on equities and fixed income securities to generate capital appreciation or to hedge market risk.  The Fund may also employ leverage including bank borrowing of up to 33% of the Fund's assets (defined as net assets plus borrowing for investment purposes).

The adviser seeks to achieve the Fund's investment objective by employing multiple strategies: economic analysis, technical analysis, sector rotation, and company-specific fundamental research and risk management.

·

Economic analysis assesses the expected effect of factors such as GDP growth, unemployment, interest rates and inflation upon security prices.

·

Technical analysis reviews security price patterns, such as 20-day and 50-day moving average price trends, to discern patterns, if any, that are likely to continue.

·

Sector rotation seeks to align the Fund's portfolio weighting toward economic sectors with the strongest relative price momentum and favorable fundamental outlook and avoid weakest economic sectors.

·

Company-specific fundamental research uses measures such as earnings growth, exceeding Wall Street earnings forecasts consistently, market leadership, average analyst rating and credit quality to select equity and fixed income securities that the adviser believes have above average return potential.

·

Risk management seeks to avoid large portfolio losses through ongoing diversification, hedging through put options and/or increasing allocation to cash equivalents when the adviser believes market conditions are unfavorable.

The adviser buys equity securities that it believes will generate positive capital appreciation and sells them when a price target is achieved, fundamentals have deteriorated, to take advantage of other investment opportunities, to achieve asset allocation targets, or fulfill redemption requests.  The adviser sells short equities to generate capital appreciation and buys back (covers) these securities if their price target is achieved.  The adviser buys fixed income securities to generate income and capital appreciation and sells them for the same reasons it sells equity securities.  The adviser writes options to generate capital appreciation and buys them back (covers) when a price target is achieved.  Call options are purchased as substitutes for underlying securities and put options are purchased to hedge market risk.  These positions are sold when a price target is achieved or when the adviser believes hedging is no long necessary.  The advisor may engage in frequent buying and selling of portfolio securities and derivatives to achieve the Fund's investment objectives.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at about 50% of its assets (defined as net assets plus any borrowing for investment purposes), long or short, in equity securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear through investments in specific securities and indirectly through mutual funds and ETFs.

·

Credit Risk:  Issuers may not make interest or principal payments on securities, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.  These risks are more pronounced for securities with lower credit quality (known as junk bonds), such as those rated below BBB- by Standard & Poor's Ratings Group or another credit rating agency.

·

Emerging Market Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

·

ETF and Mutual Fund Risk:  ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and also may be higher than other mutual funds that invest directly in securities.  Inverse ETFs are more speculative and limit the Fund's participation in overall market-wide gains.  ETFs and mutual funds are subject to specific risks, depending on the nature of the fund.

·

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

·

Leveraging Risk. The use of leverage, such as borrowing money to purchase securities, will cause the Fund to incur additional expenses and magnify the Fund's gains or losses.

·

Limited History of Operations.  The Fund has a limited history of operation.  In addition, the adviser has not previously managed a mutual fund.

·

Management Risk. The adviser's reliance on multiple strategy approach and its judgments about the potential appreciation of a particular security or instrument in which the Fund invests may prove to be incorrect.

·

Market Risk.  Overall equity and fixed income market risk may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Option Risk.  Long call and put option positions may expire worthless and short put and call option positions expose the Fund to large potential losses.

·

Short Position Risk.  The Fund will incur a loss as a result of a short position if the price of the short position equity increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.  The Fund's losses are potentially unlimited in a short position transaction.

·

Small and Medium Capitalization Company Risk. Equity securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

·

Turnover Risk.  A higher portfolio turnover will result in higher transactional and brokerage costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.gpsfunds.com or by calling 1-855-GPS-FUND.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-GPS-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gpsfunds.com
GPS Multiple Strategy Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	2.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.28%
Other Non-Interest Expense	rr_Component2OtherExpensesOverAssets	1.36%
Other Expenses	rr_OtherExpensesOverAssets	1.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.14%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.53%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	910
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,709
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,521
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,614
GPS Multiple Strategy Fund Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	2.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.14%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	356
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,203
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,065
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,286

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses, until July 31, 2013 so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 3.00% for Class A shares and 3.00% for Investor Class shares. Waivers and expense payments may be recouped by the adviser from the Fund, to the extent that overall expenses fall below specified limits, within three years of when the amounts were waived or recouped. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Iron Horse Fund
Iron Horse Fund
Investment Objective:
The Fund seeks total return with less volatility than equity markets in general.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on  ~~page 13 of the Fund's Prospectus.~~

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Iron Horse Fund	Iron Horse Fund Class A Shares	Iron Horse Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a % of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Iron Horse Fund		Iron Horse Fund Class A Shares	Iron Horse Fund Class I Shares
Management Fees		1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		2.43%	1.60%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		3.94%	2.86%
Fee Waiver and/or Reimbursement	[2]	(1.98%)	(1.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.96%	1.71%
[1]	Acquired Fund Fees and Expenses are in indirect costs of investing in other investment companies . The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until July 31, 2013, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.95% and 1.70% of average daily net assets attributable to Class A and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Iron Horse Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Iron Horse Fund Class A Shares	763	1,536	2,326	4,375
Iron Horse Fund Class I Shares	174	777	1,407	3,103

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies:

 The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in:

·

dividend-paying common stocks and

·

by writing call options on common stocks and common stock indices.

The adviser selects common stocks of domestic and foreign issuers with market capitalizations of at least $2 billion that are traded on a U.S. stock exchange.  The adviser combines (1) fundamental analysis, (2) technical analysis and (3) proprietary risk management techniques to seek total returns with less volatility than equity markets in general.

The adviser's fundamental process is driven by a return-on-capital framework that provides for quality comparisons of companies across industries, sectors and geography.  The adviser uses historical price ranges and returns to determine exit points.  The adviser uses several risk management techniques including tolerable-risk models, value-at-risk models and stop-loss procedures in order to manage portfolio risk.  The adviser's tolerable-risk models focus on estimating possible losses, using historical losses measured over various time periods on a security-specific basis.  The adviser's risk management goal is to avoid severe or total losses.  The adviser's value-at-risk models focus on estimating the size of low-probability losses, by using historical losses measured over various time periods on a security-specific basis and on a portfolio level.  The adviser's risk management goal is to avoid a security or group of securities with large loss estimates for a given probability of occurrence.  Stop-loss procedures trigger an automatic sale when a security price drops to a pre-set level with the risk management goal of avoiding further losses.  As a result of using risk management techniques, the adviser expects the Fund to have significantly lower volatility compared to the S&P 500 Index and other indices representative of the equity markets in general.

The adviser selects stocks that it believes will produce income from dividends and produce capital appreciation.  Additionally, the Fund writes stock index and single stock options to generate income (although classified as a capital transaction for accounting and tax purposes) and to reduce exposure to stock market price declines, to the extent of the call option premium received.  The adviser selects single-stock options that are typically covered calls, where the strike price and expiration month are determined by the adviser's fundamental process.  The option is "covered" because the Fund owns the stock at the time it sells the option.

The adviser buys stocks and writes call options using the strategies described above.  It sells stocks when a price target is reached, fundamentals have deteriorated or to adjust the Fund's asset allocation and risk profile.  It covers (buys back) call options to adjust the Fund's risk profile.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

·

Foreign Investment Risk.  Foreign stocks are subject to adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, political instability and differing auditing and legal standards.

·

Leveraging Risk. The use of leverage embedded in written options will limit the Fund's gains because the Fund may loose more than the option premium received.

·

Limited History of Operations.  The Fund has a limited history of operation.  In addition, the adviser has not previously advised a mutual fund.

·

Management Risk. The adviser's reliance on its investment and risk management strategies and its judgments about the potential appreciation of a particular option or stock in which the Fund invests may prove to be incorrect.

·

Market Risk.  Overall stock market risk may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Medium Capitalization Stock Risk.  The value of medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

·

Written Call Option Risk.  Selling covered call or stock index options will limit the Fund's gain, if any, on its underlying securities.  Losses on stock index options may only be partially offset by gains in the Fund's portfolio if the portfolio does not track the call-related stock index.  The Fund continues to bear the risk of a decline in the value of its underlying stocks.  Option premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account.

Is the Fund Right For You? The adviser believes the Fund is most appropriate for moderate and conservative investors seeking an alternative to "long-only" equity funds.
Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.IronHorseFund.com or by calling 1-855-241-7514.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Iron Horse Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return with less volatility than equity markets in general.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on  ~~page 13 of the Fund's Prospectus.~~

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are in indirect costs of investing in other investment companies . The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in:

·

dividend-paying common stocks and

·

by writing call options on common stocks and common stock indices.

The adviser selects common stocks of domestic and foreign issuers with market capitalizations of at least $2 billion that are traded on a U.S. stock exchange.  The adviser combines (1) fundamental analysis, (2) technical analysis and (3) proprietary risk management techniques to seek total returns with less volatility than equity markets in general.

The adviser's fundamental process is driven by a return-on-capital framework that provides for quality comparisons of companies across industries, sectors and geography.  The adviser uses historical price ranges and returns to determine exit points.  The adviser uses several risk management techniques including tolerable-risk models, value-at-risk models and stop-loss procedures in order to manage portfolio risk.  The adviser's tolerable-risk models focus on estimating possible losses, using historical losses measured over various time periods on a security-specific basis.  The adviser's risk management goal is to avoid severe or total losses.  The adviser's value-at-risk models focus on estimating the size of low-probability losses, by using historical losses measured over various time periods on a security-specific basis and on a portfolio level.  The adviser's risk management goal is to avoid a security or group of securities with large loss estimates for a given probability of occurrence.  Stop-loss procedures trigger an automatic sale when a security price drops to a pre-set level with the risk management goal of avoiding further losses.  As a result of using risk management techniques, the adviser expects the Fund to have significantly lower volatility compared to the S&P 500 Index and other indices representative of the equity markets in general.

The adviser selects stocks that it believes will produce income from dividends and produce capital appreciation.  Additionally, the Fund writes stock index and single stock options to generate income (although classified as a capital transaction for accounting and tax purposes) and to reduce exposure to stock market price declines, to the extent of the call option premium received.  The adviser selects single-stock options that are typically covered calls, where the strike price and expiration month are determined by the adviser's fundamental process.  The option is "covered" because the Fund owns the stock at the time it sells the option.

The adviser buys stocks and writes call options using the strategies described above.  It sells stocks when a price target is reached, fundamentals have deteriorated or to adjust the Fund's asset allocation and risk profile.  It covers (buys back) call options to adjust the Fund's risk profile.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

·

Foreign Investment Risk.  Foreign stocks are subject to adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, political instability and differing auditing and legal standards.

·

Leveraging Risk. The use of leverage embedded in written options will limit the Fund's gains because the Fund may loose more than the option premium received.

·

Limited History of Operations.  The Fund has a limited history of operation.  In addition, the adviser has not previously advised a mutual fund.

·

Management Risk. The adviser's reliance on its investment and risk management strategies and its judgments about the potential appreciation of a particular option or stock in which the Fund invests may prove to be incorrect.

·

Market Risk.  Overall stock market risk may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Medium Capitalization Stock Risk.  The value of medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

·

Written Call Option Risk.  Selling covered call or stock index options will limit the Fund's gain, if any, on its underlying securities.  Losses on stock index options may only be partially offset by gains in the Fund's portfolio if the portfolio does not track the call-related stock index.  The Fund continues to bear the risk of a decline in the value of its underlying stocks.  Option premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Is the Fund Right For You? The adviser believes the Fund is most appropriate for moderate and conservative investors seeking an alternative to "long-only" equity funds.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.IronHorseFund.com or by calling 1-855-241-7514.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-241-7514
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.IronHorseFund.com
Iron Horse Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.94%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.98%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.96%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	763
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,536
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,326
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,375
Iron Horse Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.86%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	174
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	777
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,407
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,103

[1]	Acquired Fund Fees and Expenses are in indirect costs of investing in other investment companies . The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until July 31, 2013, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.95% and 1.70% of average daily net assets attributable to Class A and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Makefield Managed Futures Strategy Fund
Makefield Managed Futures Strategy Fund
Investment Objectives:

The Fund seeks to achieve absolute returns in both rising and falling equity markets, with an annualized volatility that is generally less than the historical level of volatility experienced by the S&P 500 Index.

A secondary objective is to maintain a relatively low correlation to stock and bond market returns.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 22  ~~of the Fund's Prospectus.~~

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Makefield Managed Futures Strategy Fund	Makefield Managed Futures Strategy Fund Class A	Makefield Managed Futures Strategy Fund Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a % of amount redeemed if sold within 30 days)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Makefield Managed Futures Strategy Fund		Makefield Managed Futures Strategy Fund Class A	Makefield Managed Futures Strategy Fund Class C
Management Fees		1.50%	1.50%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	4.82%	3.64%
Acquired Fund Fees and Expenses	[2]	0.12%	0.12%
Total Annual Fund Operating Expenses		6.69%	6.26%
Fee Waiver and/or Reimbursement	[3]	(4.57%)	(3.39%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		2.12%	2.87%
[1]	"Other Expenses" includes the expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary") including the expenses incurred by the commodity pools in which the subsidiary invests ("Underlying Funds"). The expenses of the Underlying Funds are reflected in the Fund's consolidated financial statements.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the Fund's direct operating expenses and expenses of the Fund's Subsidiary .
[3]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least July 31, 201 3 , to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.00% and 2.75% of the daily average net assets attributable to each of the Class A and Class C shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Makefield Managed Futures Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Makefield Managed Futures Strategy Fund Class A	778	2,053	3,286	6,190
Makefield Managed Futures Strategy Fund Class C	290	1,553	2,784	5,728

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund’s portfolio turnover was 0% of the average value of its portfolio for the period since inception (July 1, 2011) through March 31, 2012.

Principal Investment Strategies:

The Fund's adviser seeks to achieve the Fund's investment objective by employing dual-strategy diversification through two distinct and complementary strategies:

·

"Managed Futures" Strategy and

·

"Fixed Income" Strategy

The Fund's adviser believes that, based upon its research on the benefits of diversification, these strategies will produce returns with less volatility than the S&P 500 Index and with relatively low correlation to stock and bond market returns.  The "Managed Futures" strategy attempts to capture returns related to global asset price fluctuations by investing in securities linked to underlying derivative investments on commodities, currencies, fixed income and equity indices.  The Fund's exposure to the derivative investments is achieved primarily by investing in securities of limited partnerships, limited liability companies, and other types of pooled investment vehicles, including commodity pools (collectively, "Underlying Funds") as well as swap contracts and structured notes.  Each Underlying Fund invests according to a managed futures sub-strategy in one or a combination of (i) options, (ii) futures, (iii) forwards or (iv) spot contracts, each of which is tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices.  Underlying Funds use derivatives primarily as substitutes for the asset they represent.  Swap contracts and structured notes have payments linked to commodity or financial derivatives that are designed to produce returns similar to those of Underlying Funds and their respective sub-strategies.  The Fund's adviser selects swap counterparties rated "A" or higher by Moody's, S&P, Fitch, or if unrated, determined by the adviser to be of similar quality.  The Fund does not invest more than 25% of fund assets in derivative contracts with any one counterparty.  Managed Futures sub-strategies include investment styles such as (i) trend-following, (ii) discretionary macro investing based on economic fundamentals and value, (iii) systematic trading, (iv) specialized approaches to specific or individual market sectors such as financials, equities, currencies, metals, agricultural and soft commodities, (v) counter-trend or mean reversion strategies and (vi) pattern-recognition or machine learning technologies.  Managed Futures strategy investments will be made without restriction as to an Underlying Fund's country or currency.

Adviser's Managed Futures Investment Process

The adviser's investment process consists of an ongoing 6-step process.  It is a multi-disciplinary approach designed to identify Underlying Funds by assessing their managers, strategies and historical record of producing positive "alpha" (non-market-direction-related returns that are attributable to astute individual investment selection) and then tactically allocating Fund assets to these Underlying Funds based on set policy decision rules.  Risk management is an important focus of the portfolio design process and is monitored on multiple levels.  Underlying Fund strategies are combined to attempt to reduce volatility and maximize risk-adjusted performance.  An overview of the adviser's investment process is as follows:

1.

Determine the overall asset allocation to Underlying Fund managed futures sub-strategies based on quantitative and qualitative factors.

2.

Research and select liquid Underlying Funds within specific managed futures sub-strategies that the adviser believes will outperform other Underlying Funds within a sub-strategy.

3.

Evaluate the Underlying Fund's manager's investment strategies and internal controls using both internal and external information sources.

4.

Select Underlying Funds to attempt to achieve low correlation between strategies and minimize losses.

5.

Tactically adjust asset allocation following gains and/or to enhance risk-adjusted expected performance.

6.

Ongoing monitoring of portfolio.

The adviser will invest in swap contracts and structured notes that have payments linked to commodity or financial derivatives that are designed to produce returns similar to those of Underlying Funds when the adviser believes these substitutes for Underlying Funds have a higher expected return, lower volatility or both.

Adviser's Fixed Income Strategy Investment Process

The "Fixed Income" strategy is designed to provide diversification to the "Managed Futures" strategy by generating interest income and capital appreciation.  The Fixed Income strategy maintains an average maturity range of less than one year (short-term) to 4-7 years (intermediate term).  The Fixed Income strategy invests primarily in investment grade securities, which the Fund defines as those that are rated, at the time purchased, as those rated at least Baa3 by Moody's Investors Service ("Moody's") or at least BBB- by Standard and Poor's Rating Group ("S&P"), or, if, unrated determined by the adviser to be of comparable quality.  Individual fixed income securities are selected without restriction as to maturity, issuer country or type of issuer.

The Fund seeks to achieve its investment objective primarily by diversifying investments among and within asset classes (managed futures and fixed income) that are not expected to have returns that are highly correlated to each other or the equity and fixed income markets in general.

The Fund expects to invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the "Subsidiary"), subject to change based on market conditions. Investments in the Subsidiary are intended to provide the fund with exposure to derivative contracts in a manner consistent with the Managed Futures strategy. The Subsidiary will invest the majority of its assets in Underlying Funds, swap contracts and structured notes and other investments intended to serve as margin or collateral for swap positions.  However, the Fund may also make Managed Futures investments outside of the Subsidiary.  The Fund's investments will be composed primarily of securities, even when viewing the Subsidiary on a consolidated basis. The Subsidiary is subject to the same investment restrictions as the Fund.

The adviser sells securities when a price target is met, if a fixed income issuer's credit quality deteriorates, expected return has declined, or to re-allocate Fund asset s between fixed income and managed futures strategies or to more attractive investments within each strategy.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investment in securities and swaps as well the Fund's indirect risks through investing in Underlying Funds and the Subsidiary.

·

Commodity Risk:  Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

·

Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

·

Derivatives Risk:  The Fund's direct use of swaps and indirect use of other derivative instruments involves risks different from or possibly greater than, the risks associated with investing directly in securities including leverage risk, counterparty default risk and tracking risk.  Option positions may expire worthless exposing the Fund to potentially significant losses.

·

Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

·

Foreign Currency Risk:  Currency trading risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

·

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

Leverage Risk:  Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

·

Limited History of Operations:  The Fund has a limited history of operation.  In addition, the adviser has not previously managed a mutual fund.

·

Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

·

Management Risk:  The adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

·

Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Short Position Risk:  The Fund will incur a loss as a result of a short position in currencies, commodities or financial indices if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser's ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction.

·

Taxation Risk:  By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.  However, because the Subsidiary is a controlled foreign corporation, any income received from its investments in the Underlying Funds will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

·

Underlying Funds Risk:  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  Each Underlying Fund will pay performance based fees to each manager without regard to the performance of other managers and the Underlying Fund's overall profitability.  Underlying Funds are subject to specific risks, depending on the nature of the fund.

·

Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Who Should Invest in the Fund? The Fund's adviser believes the Fund is appropriate for investors who seek absolute returns with low correlation to traditional stock and bond investments.
Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.makefieldfunds.com or by calling 1-855-296-8992.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Makefield Managed Futures Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to achieve absolute returns in both rising and falling equity markets, with an annualized volatility that is generally less than the historical level of volatility experienced by the S&P 500 Index.

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	A secondary objective is to maintain a relatively low correlation to stock and bond market returns.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 22  ~~of the Fund's Prospectus.~~

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund’s portfolio turnover was 0% of the average value of its portfolio for the period since inception (July 1, 2011) through March 31, 2012.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	"Other Expenses" includes the expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary") including the expenses incurred by the commodity pools in which the subsidiary invests ("Underlying Funds"). The expenses of the Underlying Funds are reflected in the Fund's consolidated financial statements.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the Fund's direct operating expenses and expenses of the Fund's Subsidiary .
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's adviser seeks to achieve the Fund's investment objective by employing dual-strategy diversification through two distinct and complementary strategies:

·

"Managed Futures" Strategy and

·

"Fixed Income" Strategy

The Fund's adviser believes that, based upon its research on the benefits of diversification, these strategies will produce returns with less volatility than the S&P 500 Index and with relatively low correlation to stock and bond market returns.  The "Managed Futures" strategy attempts to capture returns related to global asset price fluctuations by investing in securities linked to underlying derivative investments on commodities, currencies, fixed income and equity indices.  The Fund's exposure to the derivative investments is achieved primarily by investing in securities of limited partnerships, limited liability companies, and other types of pooled investment vehicles, including commodity pools (collectively, "Underlying Funds") as well as swap contracts and structured notes.  Each Underlying Fund invests according to a managed futures sub-strategy in one or a combination of (i) options, (ii) futures, (iii) forwards or (iv) spot contracts, each of which is tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices.  Underlying Funds use derivatives primarily as substitutes for the asset they represent.  Swap contracts and structured notes have payments linked to commodity or financial derivatives that are designed to produce returns similar to those of Underlying Funds and their respective sub-strategies.  The Fund's adviser selects swap counterparties rated "A" or higher by Moody's, S&P, Fitch, or if unrated, determined by the adviser to be of similar quality.  The Fund does not invest more than 25% of fund assets in derivative contracts with any one counterparty.  Managed Futures sub-strategies include investment styles such as (i) trend-following, (ii) discretionary macro investing based on economic fundamentals and value, (iii) systematic trading, (iv) specialized approaches to specific or individual market sectors such as financials, equities, currencies, metals, agricultural and soft commodities, (v) counter-trend or mean reversion strategies and (vi) pattern-recognition or machine learning technologies.  Managed Futures strategy investments will be made without restriction as to an Underlying Fund's country or currency.

Adviser's Managed Futures Investment Process

The adviser's investment process consists of an ongoing 6-step process.  It is a multi-disciplinary approach designed to identify Underlying Funds by assessing their managers, strategies and historical record of producing positive "alpha" (non-market-direction-related returns that are attributable to astute individual investment selection) and then tactically allocating Fund assets to these Underlying Funds based on set policy decision rules.  Risk management is an important focus of the portfolio design process and is monitored on multiple levels.  Underlying Fund strategies are combined to attempt to reduce volatility and maximize risk-adjusted performance.  An overview of the adviser's investment process is as follows:

1.

Determine the overall asset allocation to Underlying Fund managed futures sub-strategies based on quantitative and qualitative factors.

2.

Research and select liquid Underlying Funds within specific managed futures sub-strategies that the adviser believes will outperform other Underlying Funds within a sub-strategy.

3.

Evaluate the Underlying Fund's manager's investment strategies and internal controls using both internal and external information sources.

4.

Select Underlying Funds to attempt to achieve low correlation between strategies and minimize losses.

5.

Tactically adjust asset allocation following gains and/or to enhance risk-adjusted expected performance.

6.

Ongoing monitoring of portfolio.

The adviser will invest in swap contracts and structured notes that have payments linked to commodity or financial derivatives that are designed to produce returns similar to those of Underlying Funds when the adviser believes these substitutes for Underlying Funds have a higher expected return, lower volatility or both.

Adviser's Fixed Income Strategy Investment Process

The "Fixed Income" strategy is designed to provide diversification to the "Managed Futures" strategy by generating interest income and capital appreciation.  The Fixed Income strategy maintains an average maturity range of less than one year (short-term) to 4-7 years (intermediate term).  The Fixed Income strategy invests primarily in investment grade securities, which the Fund defines as those that are rated, at the time purchased, as those rated at least Baa3 by Moody's Investors Service ("Moody's") or at least BBB- by Standard and Poor's Rating Group ("S&P"), or, if, unrated determined by the adviser to be of comparable quality.  Individual fixed income securities are selected without restriction as to maturity, issuer country or type of issuer.

The Fund seeks to achieve its investment objective primarily by diversifying investments among and within asset classes (managed futures and fixed income) that are not expected to have returns that are highly correlated to each other or the equity and fixed income markets in general.

The Fund expects to invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the "Subsidiary"), subject to change based on market conditions. Investments in the Subsidiary are intended to provide the fund with exposure to derivative contracts in a manner consistent with the Managed Futures strategy. The Subsidiary will invest the majority of its assets in Underlying Funds, swap contracts and structured notes and other investments intended to serve as margin or collateral for swap positions.  However, the Fund may also make Managed Futures investments outside of the Subsidiary.  The Fund's investments will be composed primarily of securities, even when viewing the Subsidiary on a consolidated basis. The Subsidiary is subject to the same investment restrictions as the Fund.

The adviser sells securities when a price target is met, if a fixed income issuer's credit quality deteriorates, expected return has declined, or to re-allocate Fund asset s between fixed income and managed futures strategies or to more attractive investments within each strategy.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investment in securities and swaps as well the Fund's indirect risks through investing in Underlying Funds and the Subsidiary.

·

Commodity Risk:  Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

·

Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

·

Derivatives Risk:  The Fund's direct use of swaps and indirect use of other derivative instruments involves risks different from or possibly greater than, the risks associated with investing directly in securities including leverage risk, counterparty default risk and tracking risk.  Option positions may expire worthless exposing the Fund to potentially significant losses.

·

Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

·

Foreign Currency Risk:  Currency trading risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

·

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

Leverage Risk:  Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

·

Limited History of Operations:  The Fund has a limited history of operation.  In addition, the adviser has not previously managed a mutual fund.

·

Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

·

Management Risk:  The adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

·

Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Short Position Risk:  The Fund will incur a loss as a result of a short position in currencies, commodities or financial indices if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser's ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction.

·

Taxation Risk:  By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.  However, because the Subsidiary is a controlled foreign corporation, any income received from its investments in the Underlying Funds will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

·

Underlying Funds Risk:  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  Each Underlying Fund will pay performance based fees to each manager without regard to the performance of other managers and the Underlying Fund's overall profitability.  Underlying Funds are subject to specific risks, depending on the nature of the fund.

·

Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Who Should Invest in the Fund? The Fund's adviser believes the Fund is appropriate for investors who seek absolute returns with low correlation to traditional stock and bond investments.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.makefieldfunds.com or by calling 1-855-296-8992.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-296-8992
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.makefieldfunds.com
Makefield Managed Futures Strategy Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.82%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.69%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(4.57%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.12%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	778
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,053
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,286
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,190
Makefield Managed Futures Strategy Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.64%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.26%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(3.39%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	290
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,553
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,784
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,728

[1]	"Other Expenses" includes the expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary") including the expenses incurred by the commodity pools in which the subsidiary invests ("Underlying Funds"). The expenses of the Underlying Funds are reflected in the Fund's consolidated financial statements.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the Fund's direct operating expenses and expenses of the Fund's Subsidiary .
[3]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least July 31, 201 3 , to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.00% and 2.75% of the daily average net assets attributable to each of the Class A and Class C shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Princeton Futures Strategy Fund
Princeton Futures Strategy Fund
Investment Objectives:
The Fund's primary investment objective is capital appreciation;
managing volatility is a secondary objective.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 27  ~~of the Fund's Prospectus.~~

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Princeton Futures Strategy Fund	Princeton Futures Strategy Fund Class A Shares	Princeton Futures Strategy Fund Class C shares	Princeton Futures Strategy Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Princeton Futures Strategy Fund		Princeton Futures Strategy Fund Class A Shares	Princeton Futures Strategy Fund Class C shares	Princeton Futures Strategy Fund Class I Shares
Management Fees		1.80%	1.80%	1.80%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		2.96%	2.98%	2.95%
Consolidated Subsidiary Expenses		2.71%	2.70%	2.71%
All Other Expenses		0.25%	0.28%	0.24%
Total Annual Fund Operating Expenses		5.01%	5.78%	4.75%
Fee Waiver	[1]	(0.10%)	(0.13%)	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver		4.91%	5.65%	4.66%
[1]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least July 31, 2013, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, Acquired Fund Fees and Expenses or extraordinary expenses such as litigation) will not exceed 2.20%, 2.95% and 1.95% for Class A, Class C and Class I shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Princeton Futures Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Princeton Futures Strategy Fund Class A Shares	1,038	1,984	2,929	5,291
Princeton Futures Strategy Fund Class C shares	563	1,703	2,825	5,554
Princeton Futures Strategy Fund Class I Shares	467	1,423	2,383	4,806

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year,  ~~the Fund's portfolio turnover rate was 85% of the average value of its portfolio.~~

Principal Investment Strategies:

The Fund seeks to achieve its primary investment objective by investing in (1) securities of limited partnerships, (2) securities of limited liability companies, (3) securities of other types of pooled investment vehicles (collectively, "Underlying Funds") and (4) fixed income securities.  Each Underlying Fund invests primarily in one or a combination of (i) options, (ii) futures, (iii) forwards or (iv) spot contracts on (a) commodities, (b) financial indices and instruments, (c) foreign currencies, or (d) equity indices.  The Fund will invest without restriction as to issuer capitalization or country of origin.  The fixed income portion of the Fund's portfolio will be invested in securities of any maturity that are of investment grade credit quality.  The Fund defines investment grade fixed income securities as those rated at least Baa3 by Moody's Investors Service ("Moody's") or at least BBB- by Standard and Poor's Rating Group ("S&P"), or if unrated, determined by the sub-adviser to be of similar quality.  The Fund seeks to achieve its secondary investment objective primarily by diversifying investments among asset classes that are not expected to have returns that are highly correlated to each other or the equity market in general.  However, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Fund will invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the "Subsidiary").  The Subsidiary will invest primarily in pooled investment vehicles that primarily invest (long and short) in commodity and financial futures, options and swap contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for derivative positions.  The Fund’s investments will be composed primarily of securities, even when viewing the Subsidiary on a consolidated basis.   The Subsidiary is subject to the same investment restrictions as the Fund.

The Fund's adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate assets in the following ranges, however the ultimate ranges may be higher or lower than those shown in the table below. Because of the leverage inherent in futures contracts, the Fund's economic exposure to commodity-related and financial sector-related investments will represent approximately 90% to 110% of the Fund's assets.

Asset Class	Allocation Range	Allocation Target
Fixed Income	30% to 75%	60%
Commodity-Related	20% to 60%	20%
Financial Sector-Related	20% to 60%	20%

The Fund's adviser delegates elements of management of the Fund's portfolio to an underlying funds sub-adviser and a fixed income sub-adviser.  The adviser, in consultation with the underlying funds sub-adviser, will work together to identify prospective Underlying Funds.  The adviser will conduct its own initial and ongoing evaluation of each Underlying Fund as well as the manager of each Underlying Fund.  The adviser also retains the ability to override each sub-adviser's allocation of assets and its respective selection of specific Underlying Funds and fixed income securities if it believes an investment or allocation is not consistent with the Fund's investment guidelines.  The adviser is responsible for ongoing performance evaluation and monitoring of the sub-advisers.  Additionally, the adviser will oversee each sub-adviser's allocation of portfolio assets.

Adviser Investment Process

The adviser's investment process combines risk management, due diligence, experienced portfolio construction, and portfolio monitoring.  Portfolio design begins with the establishment of objectives for precise, quantifiable measures of risk, such as standard deviation of monthly returns.  The adviser's research team combines quantitative and qualitative research in the development of its strategies to be executed by the sub-advisers.  The adviser then monitors its strategies as-executed for investment performance and achievement of risk objectives.  The Fund's investment portfolio is rebalanced as needed as a result of the adviser's monitoring policies.  The adviser has overall supervisory responsibilities for the general management and investment of the Fund's securities portfolio.  A summary of the adviser's process is as follows:

·

Setting the Fund's overall investment objectives

·

Evaluating and selecting sub-advisers to manage the Fund's assets

·

Monitoring and evaluating the performance of the sub-advisers, including their compliance with the investment objectives, policies, and restrictions of the Fund

·

Implementing procedures to ensure that the sub-advisers comply with the Fund's investment objectives, polices and restrictions

·

Assisting the sub-adviser in the identification of and conducting due diligence on existing and potential Underlying Fund investments

The adviser monitors the sub-advisers to assure that investments that are made are consistent with the Fund's strategy.  The adviser will also monitor each sub-adviser's buying and selling of securities to maintain adviser-approved allocations between the fixed income and Underlying Funds portions of the Fund's portfolio and to manage risk.

6800 Capital, L.L.C. Investment Process

The underlying funds sub-adviser, 6800 Capital, L.L.C. ("6800 Capital"), together with the adviser, is responsible for identifying prospective Underlying Funds, performing due diligence and review of those Underlying Funds and their managers, recommends to the adviser the allocation and reallocation of the Fund's assets among Underlying Funds, while managing risk.  6800 Capital evaluates Underlying Funds based upon their historical returns and correlation to other Underlying Funds and the equity market in general.  The steps in 6800 Capital's Underlying Fund analysis and risk control process are summarized below:

·

Qualitative reviews and quantitative analyses to identify Underlying Funds that it believes are the best fit for the Fund by focusing on minimizing correlation among Underlying Funds

·

Recommends allocation of Fund assets across the selected group of Underlying Funds with an emphasis on maximizing diversification across asset classes, market sectors, instruments, investment strategies, and investment time horizons

·

Strategically limit the level of what it believes to be risk factor concentration

·

Develop and monitor Underlying Fund allocation guidelines and limits

·

Stop‐loss guidelines are established for all Underlying Funds

·

Actively manage the Fund to maintain what 6800 Capital believes is the best possible portfolio composition

6800 Capital believes that its focus on diversification – across countries, asset classes, security and instrument types, and Underlying Fund manager styles – will produce positive returns that are less volatile than, and not highly correlated to, the equity markets in general.

6800 Capital identifies securities for purchase that it believes offer portfolio-level diversification benefits and recommends sales when it believes more attractive investments are available or they no longer offer sufficient diversification benefits.

Congress Asset Management Co. Investment Process

The fixed income sub-adviser, Congress Asset Management Co. ("Congress"), focuses on meeting the Fund's interest income and liquidity needs by selecting fixed income securities using a combination of (1) sector selection, (2) yield curve management and (3) security selection strategies that it believes will enhance the Fund's returns when compared to the fixed income market in general.

·

Sector selection focuses on identifying portions of the fixed income market that offer the highest yield or expected capital appreciation based upon both credit risk, as measured by the Moody's and/or S&P rating; and on a business cycle forecast.

·

Yield curve management focuses on selecting securities with maturities that have the highest yield and/or highest potential capital appreciation, when compared to securities with shorter or longer maturities.

·

Security selection focuses on identifying specific securities that offer the highest yield or expected capital appreciation when compared to a peer group of securities with similar credit quality and maturity.

Congress buys securities that it believes offer sufficient credit quality, income and liquidity and sells them when it believes they have reached their target price or more attractive investments are available.  Congress also buys and sells fixed income securities to maintain allocations between the fixed income and Underlying Funds portions of the Fund's portfolio as directed by the adviser.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following risks may apply to the Fund's direct investment in securities as well the Fund's indirect risks through investing in Underlying Funds and the Subsidiary.

·

Commodity Risk:  Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

·

Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

·

Derivatives Risk:  The Fund may use derivatives (including options, forward contracts, futures and options on futures) to invest or to hedge.  The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

·

Fixed Income Risk:  The value of the Fund's investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund.  On the other hand, if rates fall, the value of the fixed income securities and derivatives generally increases. Your investment will decline in value if the value of the Fund's investments decreases.

·

Foreign Currency Risk:  Currency trading risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

·

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

Government Actions Risk:  Nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions, potential restrictions on the flow of international capital, or diplomatic developments could adversely affect the Fund's investments in certain securities.  In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment.  In addition, the Fund's investments in U.S. and non-U.S. securities may be subject to new and increased withholding and other taxes imposed by those countries, as well as increased costs of regulations and transaction costs.

·

Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

Leverage Risk:  Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

·

Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

·

Management Risk:  The adviser's and sub-advisers' judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (long or short) may prove to be incorrect and may not produce the desired results.  Additionally, the adviser's judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.

·

Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

·

Sector Risk:  The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the entire sector.  This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

·

Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction.

·

Taxation Risk:  By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.  However, because the Subsidiary is a controlled foreign corporation any income received from its investments in the Underlying Funds will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

·

Underlying Funds Risk:  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  Underlying Funds are subject to specific risks, depending on the nature of the fund.

·

Wholly-Owned Subsidiary Risk:  The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for the first full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. The Class A sales charge is reflected in the average annual total return table. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling  ~~1-888-868-9501.~~

Performance Bar Chart For Calendar Year Ended December 31,

Best Quarter:	9/30/2011	0.20%
Worst Quarter:	12/31/2011	(3.96)%
The Fund's Class I year-to-date return as of March 31, 2012 was (10.23)%.
Performance Table
Average Annual Total Returns (For periods ended December 31, 2011)
Average Annual Returns Princeton Futures Strategy Fund		1 Year	Since Inception	Inception Date
Princeton Futures Strategy Fund Class I Shares		(7.71%)	(1.40%)	Jul 19, 2010
Princeton Futures Strategy Fund Class I Shares After Taxes on Distributions		(7.71%)	(1.62%)
Princeton Futures Strategy Fund Class I Shares After Taxes on Distributions and Sale of Fund Shares		(5.01%)	(1.31%)
Princeton Futures Strategy Fund Class A Shares	[1]	(13.27%)	(5.57%)	Jul 19, 2010
S&P 500�� Index		2.11%	14.04%
Barclay BTOP50 Index		(3.98%)	2.98%
[1]	Returns above reflect Class A sales load, if the sales load were waived the returns would have been (7.99)%.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA"); after-tax returns are shown for Class I shares and after-tax returns for other classes will vary.

The S&P 500 ® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

The Barclay BTOP50 Index ("BTOP50") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2011 there are 28 funds in the BTOP50 Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Princeton Futures Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's primary investment objective is capital appreciation;
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	managing volatility is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 27  ~~of the Fund's Prospectus.~~

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year,  ~~the Fund's portfolio turnover rate was 85% of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its primary investment objective by investing in (1) securities of limited partnerships, (2) securities of limited liability companies, (3) securities of other types of pooled investment vehicles (collectively, "Underlying Funds") and (4) fixed income securities.  Each Underlying Fund invests primarily in one or a combination of (i) options, (ii) futures, (iii) forwards or (iv) spot contracts on (a) commodities, (b) financial indices and instruments, (c) foreign currencies, or (d) equity indices.  The Fund will invest without restriction as to issuer capitalization or country of origin.  The fixed income portion of the Fund's portfolio will be invested in securities of any maturity that are of investment grade credit quality.  The Fund defines investment grade fixed income securities as those rated at least Baa3 by Moody's Investors Service ("Moody's") or at least BBB- by Standard and Poor's Rating Group ("S&P"), or if unrated, determined by the sub-adviser to be of similar quality.  The Fund seeks to achieve its secondary investment objective primarily by diversifying investments among asset classes that are not expected to have returns that are highly correlated to each other or the equity market in general.  However, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Fund will invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the "Subsidiary").  The Subsidiary will invest primarily in pooled investment vehicles that primarily invest (long and short) in commodity and financial futures, options and swap contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for derivative positions.  The Fund’s investments will be composed primarily of securities, even when viewing the Subsidiary on a consolidated basis.   The Subsidiary is subject to the same investment restrictions as the Fund.

The Fund's adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate assets in the following ranges, however the ultimate ranges may be higher or lower than those shown in the table below. Because of the leverage inherent in futures contracts, the Fund's economic exposure to commodity-related and financial sector-related investments will represent approximately 90% to 110% of the Fund's assets.

Asset Class	Allocation Range	Allocation Target
Fixed Income	30% to 75%	60%
Commodity-Related	20% to 60%	20%
Financial Sector-Related	20% to 60%	20%

The Fund's adviser delegates elements of management of the Fund's portfolio to an underlying funds sub-adviser and a fixed income sub-adviser.  The adviser, in consultation with the underlying funds sub-adviser, will work together to identify prospective Underlying Funds.  The adviser will conduct its own initial and ongoing evaluation of each Underlying Fund as well as the manager of each Underlying Fund.  The adviser also retains the ability to override each sub-adviser's allocation of assets and its respective selection of specific Underlying Funds and fixed income securities if it believes an investment or allocation is not consistent with the Fund's investment guidelines.  The adviser is responsible for ongoing performance evaluation and monitoring of the sub-advisers.  Additionally, the adviser will oversee each sub-adviser's allocation of portfolio assets.

Adviser Investment Process

The adviser's investment process combines risk management, due diligence, experienced portfolio construction, and portfolio monitoring.  Portfolio design begins with the establishment of objectives for precise, quantifiable measures of risk, such as standard deviation of monthly returns.  The adviser's research team combines quantitative and qualitative research in the development of its strategies to be executed by the sub-advisers.  The adviser then monitors its strategies as-executed for investment performance and achievement of risk objectives.  The Fund's investment portfolio is rebalanced as needed as a result of the adviser's monitoring policies.  The adviser has overall supervisory responsibilities for the general management and investment of the Fund's securities portfolio.  A summary of the adviser's process is as follows:

·

Setting the Fund's overall investment objectives

·

Evaluating and selecting sub-advisers to manage the Fund's assets

·

Monitoring and evaluating the performance of the sub-advisers, including their compliance with the investment objectives, policies, and restrictions of the Fund

·

Implementing procedures to ensure that the sub-advisers comply with the Fund's investment objectives, polices and restrictions

·

Assisting the sub-adviser in the identification of and conducting due diligence on existing and potential Underlying Fund investments

The adviser monitors the sub-advisers to assure that investments that are made are consistent with the Fund's strategy.  The adviser will also monitor each sub-adviser's buying and selling of securities to maintain adviser-approved allocations between the fixed income and Underlying Funds portions of the Fund's portfolio and to manage risk.

6800 Capital, L.L.C. Investment Process

The underlying funds sub-adviser, 6800 Capital, L.L.C. ("6800 Capital"), together with the adviser, is responsible for identifying prospective Underlying Funds, performing due diligence and review of those Underlying Funds and their managers, recommends to the adviser the allocation and reallocation of the Fund's assets among Underlying Funds, while managing risk.  6800 Capital evaluates Underlying Funds based upon their historical returns and correlation to other Underlying Funds and the equity market in general.  The steps in 6800 Capital's Underlying Fund analysis and risk control process are summarized below:

·

Qualitative reviews and quantitative analyses to identify Underlying Funds that it believes are the best fit for the Fund by focusing on minimizing correlation among Underlying Funds

·

Recommends allocation of Fund assets across the selected group of Underlying Funds with an emphasis on maximizing diversification across asset classes, market sectors, instruments, investment strategies, and investment time horizons

·

Strategically limit the level of what it believes to be risk factor concentration

·

Develop and monitor Underlying Fund allocation guidelines and limits

·

Stop‐loss guidelines are established for all Underlying Funds

·

Actively manage the Fund to maintain what 6800 Capital believes is the best possible portfolio composition

6800 Capital believes that its focus on diversification – across countries, asset classes, security and instrument types, and Underlying Fund manager styles – will produce positive returns that are less volatile than, and not highly correlated to, the equity markets in general.

6800 Capital identifies securities for purchase that it believes offer portfolio-level diversification benefits and recommends sales when it believes more attractive investments are available or they no longer offer sufficient diversification benefits.

Congress Asset Management Co. Investment Process

The fixed income sub-adviser, Congress Asset Management Co. ("Congress"), focuses on meeting the Fund's interest income and liquidity needs by selecting fixed income securities using a combination of (1) sector selection, (2) yield curve management and (3) security selection strategies that it believes will enhance the Fund's returns when compared to the fixed income market in general.

·

Sector selection focuses on identifying portions of the fixed income market that offer the highest yield or expected capital appreciation based upon both credit risk, as measured by the Moody's and/or S&P rating; and on a business cycle forecast.

·

Yield curve management focuses on selecting securities with maturities that have the highest yield and/or highest potential capital appreciation, when compared to securities with shorter or longer maturities.

·

Security selection focuses on identifying specific securities that offer the highest yield or expected capital appreciation when compared to a peer group of securities with similar credit quality and maturity.

Congress buys securities that it believes offer sufficient credit quality, income and liquidity and sells them when it believes they have reached their target price or more attractive investments are available.  Congress also buys and sells fixed income securities to maintain allocations between the fixed income and Underlying Funds portions of the Fund's portfolio as directed by the adviser.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following risks may apply to the Fund's direct investment in securities as well the Fund's indirect risks through investing in Underlying Funds and the Subsidiary.

·

Commodity Risk:  Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

·

Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

·

Derivatives Risk:  The Fund may use derivatives (including options, forward contracts, futures and options on futures) to invest or to hedge.  The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

·

Fixed Income Risk:  The value of the Fund's investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund.  On the other hand, if rates fall, the value of the fixed income securities and derivatives generally increases. Your investment will decline in value if the value of the Fund's investments decreases.

·

Foreign Currency Risk:  Currency trading risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

·

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

Government Actions Risk:  Nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions, potential restrictions on the flow of international capital, or diplomatic developments could adversely affect the Fund's investments in certain securities.  In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment.  In addition, the Fund's investments in U.S. and non-U.S. securities may be subject to new and increased withholding and other taxes imposed by those countries, as well as increased costs of regulations and transaction costs.

·

Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

Leverage Risk:  Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

·

Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

·

Management Risk:  The adviser's and sub-advisers' judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (long or short) may prove to be incorrect and may not produce the desired results.  Additionally, the adviser's judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.

·

Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

·

Sector Risk:  The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the entire sector.  This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

·

Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction.

·

Taxation Risk:  By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.  However, because the Subsidiary is a controlled foreign corporation any income received from its investments in the Underlying Funds will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

·

Underlying Funds Risk:  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  Underlying Funds are subject to specific risks, depending on the nature of the fund.

·

Wholly-Owned Subsidiary Risk:  The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for the first full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. The Class A sales charge is reflected in the average annual total return table. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling  ~~1-888-868-9501.~~

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Barclay BTOP50 Index ("BTOP50") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2011 there are 28 funds in the BTOP50 Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-868-9501
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Year Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	9/30/2011	0.20%
Worst Quarter:	12/31/2011	(3.96)%
		The Fund's Class I year-to-date return as of March 31, 2012 was (10.23)%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Class I year-to-date return as of March 31, 2012 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.23%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.96%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Class A sales charge is reflected in the average annual total return table.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	after-tax returns are shown for Class I shares and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA"); after-tax returns are shown for Class I shares and after-tax returns for other classes will vary.

The S&P 500 ® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

The Barclay BTOP50 Index ("BTOP50") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2011 there are 28 funds in the BTOP50 Index.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2011)
S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	14.04%
Barclay BTOP50 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%
Princeton Futures Strategy Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense	rr_Component1OtherExpensesOverAssets	2.71%
Other Non-Interest Expense	rr_Component2OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.96%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.01%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	4.91%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,038
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,984
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,929
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,291
1 Year	rr_AverageAnnualReturnYear01	(13.27%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(5.57%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 2010	[2]
Princeton Futures Strategy Fund Class C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest Expense	rr_Component1OtherExpensesOverAssets	2.70%
Other Non-Interest Expense	rr_Component2OtherExpensesOverAssets	0.28%
Other Expenses	rr_OtherExpensesOverAssets	2.98%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.78%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	5.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	563
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,703
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,825
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,554
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 2010
Princeton Futures Strategy Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	2.71%
Other Non-Interest Expense	rr_Component2OtherExpensesOverAssets	0.24%
Other Expenses	rr_OtherExpensesOverAssets	2.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.75%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	4.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	467
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,423
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,383
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,806
Annual Return 2011	rr_AnnualReturn2011	(7.71%)
1 Year	rr_AverageAnnualReturnYear01	(7.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.40%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 2010
Princeton Futures Strategy Fund Class I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.62%)
Princeton Futures Strategy Fund Class I Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.31%)

[1]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least July 31, 2013, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, Acquired Fund Fees and Expenses or extraordinary expenses such as litigation) will not exceed 2.20%, 2.95% and 1.95% for Class A, Class C and Class I shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.
[2]	Returns above reflect Class A sales load, if the sales load were waived the returns would have been (7.99)%.

RPG Emerging Market Sector Rotation Fund
RPG Emerging Market Sector Rotation Fund
Investment Objective:
The Fund seeks to achieve capital appreciation while experiencing less volatility than broader Emerging Market equity indices.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $ 25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 12 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees RPG Emerging Market Sector Rotation Fund	RPG Emerging Market Sector Rotation Fund Class A shares	RPG Emerging Market Sector Rotation Fund Class C Shares	RPG Emerging Market Sector Rotation Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses RPG Emerging Market Sector Rotation Fund		RPG Emerging Market Sector Rotation Fund Class A shares	RPG Emerging Market Sector Rotation Fund Class C Shares	RPG Emerging Market Sector Rotation Fund Class I Shares
Management Fees		1.10%	1.10%	1.10%
Distribution and Service (12b-1) Fees		0.30%	1.00%	none
Other Expenses		2.61%	3.37%	3.37%
Acquired Fund Fees and Expenses	[1][2]	0.58%	0.58%	0.58%
Total Annual Fund Operating Expenses		4.59%	6.05%	5.05%
Fee Waiver	[2]	(2.26%)	(3.02%)	(3.02%)
Total Annual Fund Operating Expenses After Fee Waiver		2.33%	3.03%	2.03%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least July 31, 2013, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.75%, 2.45% and 1.45% of the daily average net assets attributable to each of the Class A, Class C and Class I shares, respectively. Waivers and expense payments may be recouped by the advisor from the Fund, to the extent that overall expenses fall below the foregoing expense limits, within three years of when the amounts were waived or recouped. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the advisor.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example RPG Emerging Market Sector Rotation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
RPG Emerging Market Sector Rotation Fund Class A shares	798	1,689	2,589	4,869
RPG Emerging Market Sector Rotation Fund Class C Shares	306	1,527	2,722	5,603
RPG Emerging Market Sector Rotation Fund Class I Shares	206	1,245	2,284	4,875

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period from December 1, 2011 through March 31, 2012, the Fund's portfolio turnover was 76% of the average value of its portfolio.

Principal Investment Strategies:

 The goal of the Fund is to, through allocations in Emerging Markets, participate in up markets and apply active risk controls in down markets.  The Fund's advisor seeks to achieve the Fund's investment objective by rotating asset allocation among exchange-traded funds ("ETFs") that represent common stocks of companies in nine emerging market sectors.  The Fund defines emerging markets as those countries with significantly less per-capita income than the United States.  This definition includes, for example, Brazil, China, India, Indonesia, Malaysia, Russia, and Thailand.  By allocating Fund assets among these ETFs, the advisor seeks to track the AlphaSectorTM EM Premium Index (the "AEMP Index"), a public index published by Active Index Solutions, LLC, a wholly owned subsidiary of F-Squared Investments, Inc.  However, the Fund is not an index fund.  Under normal market conditions, the Fund invests at least 80% of its assets, defined as net assets plus any borrowings for investment purposes, in securities of emerging market issuers via ETFs.  The Fund invests without restriction as to country, but invests primarily in large capitalization companies.  The Fund defines large capitalization companies as those with market capitalization above $7 billion.

Allocations in the AEMP Index are based on a proprietary quantitative model that seeks to determine the probability of a sector achieving a positive absolute return on a forward looking basis.  If the sector is deemed to have a low probability of a positive return, it is removed from the AEMP Index.  Consequently, the advisor allocates assets between emerging markets and defensive investments, such as a short-term US Treasury ETF, when an emerging markets sector is deemed to have a low probability of a positive return.  The adviser believes that because its investment approach relies on probabilities and diversification across emerging market sectors the Fund's returns are expected to have less volatility than emerging market indices.  The advisor may invest in swap contracts linked to an emerging market sector ETF when it believes a swap has a higher expected return.  The Fund does not invest more than 25% of its assets in swap contracts with any one counterparty.

The advisor employs a sub-advisor to provide suggested sector allocations based on the sub-advisor's proprietary AEMP Index quantitative model.

AEMP Index

The AEMP Index classifies emerging market economic sectors into the following nine groups.

Emerging Market Sectors
Basic Materials	Utilities	Consumer Services
Industrials	Financials	Consumer Goods
Energy		Health Care
Technology

The advisor buys investments that the AEMP Index model indicates are undervalued and sells them when the model indicates they have reached their target price or more attractive investments are available.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund through its investments in ETFs and swaps.

·

Emerging Market Risk.  Countries with emerging markets may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

·

ETF Risk.  The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the fund.

·

Foreign Investment Risk.  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, instability and differing auditing and legal standards.

·

Interest Rate Risk.  Typically, a rise in interest rates causes a decline in the value of U.S. Treasury fixed income securities.

·

Limited History of Operations.  The Fund has a limited history of operation.  In addition, the advisor has limited experience managing a mutual fund.

·

Management Risk. The advisor's judgments about the potential appreciation of a particular security or swap in which the Fund invests may prove to be incorrect.  The advisor's attempt to generate capital appreciation with less volatility than emerging market indices may reduce the Fund's participation in market-wide gains.  The sub-advisor's judgments about the potential appreciation of a particular sector may prove incorrect.  Additionally, the advisor's judgments about the value of the sub-advisor's recommendations may prove incorrect.  The advisor's implementation of the sub-advisor's recommendations might not accurately track the AEMP Index.

·

Market Risk.  Overall financial market risk may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Swaps Risk.  The Fund's use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.RPgmutualfunds.com or by calling 1-855-377-5155.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RPG Emerging Market Sector Rotation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve capital appreciation while experiencing less volatility than broader Emerging Market equity indices.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $ 25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 12 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period from December 1, 2011 through March 31, 2012, the Fund's portfolio turnover was 76% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The goal of the Fund is to, through allocations in Emerging Markets, participate in up markets and apply active risk controls in down markets.  The Fund's advisor seeks to achieve the Fund's investment objective by rotating asset allocation among exchange-traded funds ("ETFs") that represent common stocks of companies in nine emerging market sectors.  The Fund defines emerging markets as those countries with significantly less per-capita income than the United States.  This definition includes, for example, Brazil, China, India, Indonesia, Malaysia, Russia, and Thailand.  By allocating Fund assets among these ETFs, the advisor seeks to track the AlphaSectorTM EM Premium Index (the "AEMP Index"), a public index published by Active Index Solutions, LLC, a wholly owned subsidiary of F-Squared Investments, Inc.  However, the Fund is not an index fund.  Under normal market conditions, the Fund invests at least 80% of its assets, defined as net assets plus any borrowings for investment purposes, in securities of emerging market issuers via ETFs.  The Fund invests without restriction as to country, but invests primarily in large capitalization companies.  The Fund defines large capitalization companies as those with market capitalization above $7 billion.

Allocations in the AEMP Index are based on a proprietary quantitative model that seeks to determine the probability of a sector achieving a positive absolute return on a forward looking basis.  If the sector is deemed to have a low probability of a positive return, it is removed from the AEMP Index.  Consequently, the advisor allocates assets between emerging markets and defensive investments, such as a short-term US Treasury ETF, when an emerging markets sector is deemed to have a low probability of a positive return.  The adviser believes that because its investment approach relies on probabilities and diversification across emerging market sectors the Fund's returns are expected to have less volatility than emerging market indices.  The advisor may invest in swap contracts linked to an emerging market sector ETF when it believes a swap has a higher expected return.  The Fund does not invest more than 25% of its assets in swap contracts with any one counterparty.

The advisor employs a sub-advisor to provide suggested sector allocations based on the sub-advisor's proprietary AEMP Index quantitative model.

AEMP Index

The AEMP Index classifies emerging market economic sectors into the following nine groups.

Emerging Market Sectors
Basic Materials	Utilities	Consumer Services
Industrials	Financials	Consumer Goods
Energy		Health Care
Technology

The advisor buys investments that the AEMP Index model indicates are undervalued and sells them when the model indicates they have reached their target price or more attractive investments are available.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund through its investments in ETFs and swaps.

·

Emerging Market Risk.  Countries with emerging markets may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

·

ETF Risk.  The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the fund.

·

Foreign Investment Risk.  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, instability and differing auditing and legal standards.

·

Interest Rate Risk.  Typically, a rise in interest rates causes a decline in the value of U.S. Treasury fixed income securities.

·

Limited History of Operations.  The Fund has a limited history of operation.  In addition, the advisor has limited experience managing a mutual fund.

·

Management Risk. The advisor's judgments about the potential appreciation of a particular security or swap in which the Fund invests may prove to be incorrect.  The advisor's attempt to generate capital appreciation with less volatility than emerging market indices may reduce the Fund's participation in market-wide gains.  The sub-advisor's judgments about the potential appreciation of a particular sector may prove incorrect.  Additionally, the advisor's judgments about the value of the sub-advisor's recommendations may prove incorrect.  The advisor's implementation of the sub-advisor's recommendations might not accurately track the AEMP Index.

·

Market Risk.  Overall financial market risk may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Swaps Risk.  The Fund's use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.RPgmutualfunds.com or by calling 1-855-377-5155.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-377-5155
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.RPgmutualfunds.com
RPG Emerging Market Sector Rotation Fund Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	2.61%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.59%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(2.26%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.33%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $ 25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	798
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,689
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,589
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,869
RPG Emerging Market Sector Rotation Fund Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.05%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(3.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	306
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,527
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,722
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,603
RPG Emerging Market Sector Rotation Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.05%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(3.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	206
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,245
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,284
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,875

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least July 31, 2013, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.75%, 2.45% and 1.45% of the daily average net assets attributable to each of the Class A, Class C and Class I shares, respectively. Waivers and expense payments may be recouped by the advisor from the Fund, to the extent that overall expenses fall below the foregoing expense limits, within three years of when the amounts were waived or recouped. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the advisor.

Tatro Capital Tactical Appreciation Fund
Tatro Capital Tactical Appreciation Fund
Investment Objective:
The Fund seeks growth of capital.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Tatro Capital Tactical Appreciation Fund Tatro Capital Tactical Appreciation Fund Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		Tatro Capital Tactical Appreciation Fund Tatro Capital Tactical Appreciation Fund Investor Class Shares
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		1.03%
Interest Expense		0.05%
Acquired Fund Fees and Expenses	[1]	0.15%
Total Annual Fund Operating Expenses		2.43%
Fee Waiver and/or Reimbursement	[2]	(0.58%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.85%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table, which are based on estimated amounts for the current fiscal year, will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until July 31, 2013, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.65% of average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Tatro Capital Tactical Appreciation Fund Tatro Capital Tactical Appreciation Fund Investor Class Shares	188	702	1,243	2,722

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 4,980% of the average value of its portfolio.

Principal Investment Strategies:

The Fund's adviser seeks to achieve the Fund's investment objective by investing (long or short) primarily in a combination of:

·

common stocks of U.S. companies;

·

American depositary receipts ("ADRs") representing common stock of foreign companies and

·

exchange-traded funds ("ETFs") that invest primarily in common stocks of U.S. companies, ADRs or common stock of foreign companies.

The Fund invests in securities of companies of any market capitalization or country, including emerging markets.  The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Fund's adviser selects securities for long position investment that it believes will have growing share prices using a combination of (1) technical, (2) fundamental and (3) behavioral analysis.  The adviser selects securities for short selling that it believes will have declining share prices using the same techniques.  The adviser identifies potential investment or short sale candidates by sorting and ranking over 2,000 securities using technical measures including trading volume and price momentum.  The adviser also identifies potential long or short position investment candidates that it believes have above-average or below-average economic and financial fundamentals, using measures including price-to-earnings ratio (P/E), price-to-sales and balance sheet leverage.  The adviser may also set the Fund’s overall allocation, long or short, by seeking to identify short and intermediate-term trends in the stock market using behavioral analysis by studying market sentiment and trading psychology.  This will be done through a variety of behavioral measures including statistics such as the current level of general stock market investment sentiment, stocks sold short, margin loans outstanding for purchasing stocks, or the ratio of put options to call options outstanding.

The adviser buys or short sells securities using the techniques described above and sells them or covers (buys back) short positions when a fair-value or technical price target is achieved or to adjust the Fund's overall long short composition.  The Fund's adviser may engage in active and frequent trading of the Fund's portfolio securities to achieve the Fund's investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear through investments in common stocks, ADRs and indirectly through ETFs.

·

Emerging Market Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

·

ETF Risk:  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks.  ETFs are subject to specific risks, depending on the nature of the fund.

·

Foreign Investment Risk:  Foreign investing, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

Limited History of Operations:  The Fund has a limited history of operation and the adviser has not previously managed a mutual fund.

·

Management Risk:  The adviser's dependence on its three-part strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the direction of the stock market may prove to be incorrect and may not produce the desired results.

·

Market Risk:  Overall securities market risks will affect the value of individual instruments in which the Fund invests.  Factors such as global economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

·

Short Selling Risk.  The Fund will incur a loss if the price of the security sold short increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.  The Fund's losses are potentially unlimited in a short position transaction.

·

Small and Medium Capitalization Stock Risk:  The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

·

Turnover Risk:  A higher portfolio turnover will result in higher transactional and brokerage costs.

PERFORMANCE

The Tatro Capital Tactical Appreciation Fund does not have a full calendar year of performance as a mutual fund.  The prior performance shown below is for the Fund's predecessor limited liability company (FlexWater, LLC) from July 1, 2007 through May 6, 2011 and the Fund from May 6, 2011.  The prior performance is net of management fees and other expenses, but does not include the effect of the performance fee.  The Fund has been managed in the same style and by the same portfolio manager since the predecessor limited liability company's inception on July 1, 2007.  The Fund's investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the predecessor limited liability company's investment goals, policies, guidelines and restrictions.  The following information shows the predecessor limited liability company's annual returns and long-term performance reflecting the actual fees and expenses that were charged when the Fund was a limited liability company.  From its inception on July 1, 2007 through the date of this prospectus, the predecessor limited liability company was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act of the Code, which if they had been applicable, might have adversely affected its performance.  In addition, the predecessor limited liability company was not subject to sales loads that, if charged, would have adversely affected performance. The information provides some indications of the risks of investing in the Fund. The bar chart shows you how the performance for the predecessor limited liability company varied from year to year. The predecessor limited liability company's past performance is not necessarily an indication of how the Tatro Capital Tactical Appreciation Fund will perform in the future.

The Fund's Investor Class year-to-date return through June 30, 2012 was (5.89)%.

Best Quarter	6.90%	2nd Quarter, 2010
Worst Quarter	(2.62)%	1st Quarter, 2008

Average Annual Total Returns (For periods ended December 31, 2011)

The following table shows the average annual returns for the Fund and its predecessor limited liability company over various periods ended December 31, 2011.  The Fund's predecessor limited liability company did not have a distribution policy.  It was an unregistered limited liability company, did not qualify as a regulated investment company for federal income tax purposes and it did not pay dividends and distributions. As a result of the different tax treatment, we are unable to show the after-tax returns for the predecessor liability company.  The index information is intended to permit you to compare the Fund and its predecessor limited liability company's performance to a broad measure of market performance.

Average Annual Returns Tatro Capital Tactical Appreciation Fund	1 Year	Since Inception	Inception Date
Tatro Capital Tactical Appreciation Fund Investor Class Shares	(2.24%)	3.64%	Jul 1, 2007
Tatro Capital Tactical Appreciation Fund Investor Class Shares After Taxes on Distributions	(2.25%)	3.64%
Tatro Capital Tactical Appreciation Fund Investor Class Shares After Taxes on Distributions and Sale of Fund Shares	(1.44%)	3.12%
Tatro Capital Tactical Appreciation Fund/ FlexWater, LLC	(2.30%)	3.62%
S&P 500�� Index	none	(3.88%)

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).

Returns prior to May 6, 2011 reflect total returns for the Fund’s predecessor limited liability company.  The performance prior to May 6, 2011 is net of management fees and other expenses, but does not include the effect of the performance fee.  The Fund has been managed in the same style since the predecessor limited liability company’s inception on July 1, 2007.  The Fund’s investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the predecessor limited liability company’s investment goals, policies, guidelines and restrictions.  From its inception on July 1, 2007 through May 6, 2011, the predecessor limited liability company was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act of the Code, which if they had been applicable, might have adversely affected its performance.

The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index, but may be able to invest in exchange traded funds or other securities that attempt to track the index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tatro Capital Tactical Appreciation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 4,980% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4980.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table, which are based on estimated amounts for the current fiscal year, will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's adviser seeks to achieve the Fund's investment objective by investing (long or short) primarily in a combination of:

·

common stocks of U.S. companies;

·

American depositary receipts ("ADRs") representing common stock of foreign companies and

·

exchange-traded funds ("ETFs") that invest primarily in common stocks of U.S. companies, ADRs or common stock of foreign companies.

The Fund invests in securities of companies of any market capitalization or country, including emerging markets.  The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Fund's adviser selects securities for long position investment that it believes will have growing share prices using a combination of (1) technical, (2) fundamental and (3) behavioral analysis.  The adviser selects securities for short selling that it believes will have declining share prices using the same techniques.  The adviser identifies potential investment or short sale candidates by sorting and ranking over 2,000 securities using technical measures including trading volume and price momentum.  The adviser also identifies potential long or short position investment candidates that it believes have above-average or below-average economic and financial fundamentals, using measures including price-to-earnings ratio (P/E), price-to-sales and balance sheet leverage.  The adviser may also set the Fund’s overall allocation, long or short, by seeking to identify short and intermediate-term trends in the stock market using behavioral analysis by studying market sentiment and trading psychology.  This will be done through a variety of behavioral measures including statistics such as the current level of general stock market investment sentiment, stocks sold short, margin loans outstanding for purchasing stocks, or the ratio of put options to call options outstanding.

The adviser buys or short sells securities using the techniques described above and sells them or covers (buys back) short positions when a fair-value or technical price target is achieved or to adjust the Fund's overall long short composition.  The Fund's adviser may engage in active and frequent trading of the Fund's portfolio securities to achieve the Fund's investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear through investments in common stocks, ADRs and indirectly through ETFs.

·

Emerging Market Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

·

ETF Risk:  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks.  ETFs are subject to specific risks, depending on the nature of the fund.

·

Foreign Investment Risk:  Foreign investing, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

Limited History of Operations:  The Fund has a limited history of operation and the adviser has not previously managed a mutual fund.

·

Management Risk:  The adviser's dependence on its three-part strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the direction of the stock market may prove to be incorrect and may not produce the desired results.

·

Market Risk:  Overall securities market risks will affect the value of individual instruments in which the Fund invests.  Factors such as global economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

·

Short Selling Risk.  The Fund will incur a loss if the price of the security sold short increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.  The Fund's losses are potentially unlimited in a short position transaction.

·

Small and Medium Capitalization Stock Risk:  The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

·

Turnover Risk:  A higher portfolio turnover will result in higher transactional and brokerage costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Tatro Capital Tactical Appreciation Fund does not have a full calendar year of performance as a mutual fund.  The prior performance shown below is for the Fund's predecessor limited liability company (FlexWater, LLC) from July 1, 2007 through May 6, 2011 and the Fund from May 6, 2011.  The prior performance is net of management fees and other expenses, but does not include the effect of the performance fee.  The Fund has been managed in the same style and by the same portfolio manager since the predecessor limited liability company's inception on July 1, 2007.  The Fund's investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the predecessor limited liability company's investment goals, policies, guidelines and restrictions.  The following information shows the predecessor limited liability company's annual returns and long-term performance reflecting the actual fees and expenses that were charged when the Fund was a limited liability company.  From its inception on July 1, 2007 through the date of this prospectus, the predecessor limited liability company was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act of the Code, which if they had been applicable, might have adversely affected its performance.  In addition, the predecessor limited liability company was not subject to sales loads that, if charged, would have adversely affected performance. The information provides some indications of the risks of investing in the Fund. The bar chart shows you how the performance for the predecessor limited liability company varied from year to year. The predecessor limited liability company's past performance is not necessarily an indication of how the Tatro Capital Tactical Appreciation Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indications of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Tatro Capital Tactical Appreciation Fund does not have a full calendar year of performance as a mutual fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The predecessor limited liability company's past performance is not necessarily an indication of how the Tatro Capital Tactical Appreciation Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's Investor Class year-to-date return through June 30, 2012 was (5.89)%.

Best Quarter	6.90%	2nd Quarter, 2010
Worst Quarter	(2.62)%	1st Quarter, 2008

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Investor Class year-to-date return through June 30, 2012 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.89%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.62%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The prior performance is net of management fees and other expenses, but does not include the effect of the performance fee.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual returns for the Fund and its predecessor limited liability company over various periods ended December 31, 2011.  The Fund's predecessor limited liability company did not have a distribution policy.  It was an unregistered limited liability company, did not qualify as a regulated investment company for federal income tax purposes and it did not pay dividends and distributions. As a result of the different tax treatment, we are unable to show the after-tax returns for the predecessor liability company.  The index information is intended to permit you to compare the Fund and its predecessor limited liability company's performance to a broad measure of market performance.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).

Returns prior to May 6, 2011 reflect total returns for the Fund’s predecessor limited liability company.  The performance prior to May 6, 2011 is net of management fees and other expenses, but does not include the effect of the performance fee.  The Fund has been managed in the same style since the predecessor limited liability company’s inception on July 1, 2007.  The Fund’s investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the predecessor limited liability company’s investment goals, policies, guidelines and restrictions.  From its inception on July 1, 2007 through May 6, 2011, the predecessor limited liability company was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act of the Code, which if they had been applicable, might have adversely affected its performance.

The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index, but may be able to invest in exchange traded funds or other securities that attempt to track the index.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2011)
Tatro Capital Tactical Appreciation Fund/ FlexWater, LLC
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.62%
S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	none
Since Inception	rr_AverageAnnualReturnSinceInception	(3.88%)
Tatro Capital Tactical Appreciation Fund Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	1.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	188
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	702
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,243
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,722
Annual Return 2007	rr_AnnualReturn2007	1.94%
Annual Return 2008	rr_AnnualReturn2008	(0.59%)
Annual Return 2009	rr_AnnualReturn2009	3.32%
Annual Return 2010	rr_AnnualReturn2010	14.73%
Annual Return 2011	rr_AnnualReturn2011	(2.39%)
1 Year	rr_AverageAnnualReturnYear01	(2.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2007
Tatro Capital Tactical Appreciation Fund Investor Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.64%
Tatro Capital Tactical Appreciation Fund Investor Class Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.12%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table, which are based on estimated amounts for the current fiscal year, will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until July 31, 2013, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.65% of average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees on 60 days written notice to the adviser.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 1, 2012